N-4	May 01, 2026 USD ($)
Prospectus:
Document Type	N-4
Entity Registrant Name	SEPARATE ACCOUNT A OF PACIFIC LIFE INSURANCE CO
Entity Central Index Key	0000935823
Entity Investment Company Type	N-4
Document Period End Date	May 01, 2026
Amendment Flag	false
Item 3. Key Information [Line Items]
Fees and Expenses [Text Block]

FEES, EXPENSES, AND ADJUSTMENTS		LOCATION IN PROSPECTUS
Are There Charges or Adjustments for Early Withdrawals?	No. There is no withdrawal charge.	Overview of the Contract
Are There Transaction Charges?

No. Currently, we do not charge a transfer fee (transfers between Investment Options) but we reserve the right to charge a transfer fee in the future and may charge $25 for each transfer above 25 transfers in a calendar year. There are no other transaction charges under this Contract (for example, sales loads, or wire transfer fees). Advisory fees and other charges may be deducted from Contract Value to pay your financial intermediary.

Fee Tables Withdrawals – Optional Withdrawals – Withdrawals to Pay Advisory Fees
Are There Ongoing Fees and Expenses?

Yes. The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected. Advisory fees for services provided by your financial professional taken from your Contract Value or other assets and are not reflected in the Annual Fees below. If such fees were reflected, the annual costs of your Contract would be higher.

Fee Tables Charges, Fees and Deductions Withdrawals – Optional Withdrawals – Withdrawals to Pay Advisory Fees Appendix: Invest Options Available Under the Contract Charges, Fees and

FEES, EXPENSES, AND ADJUSTMENTS			LOCATION IN PROSPECTUS
Adjustments – Living Benefit Rider Charges Charges, Fees and Adjustments – Mortality and Expense Risk Charge and Optional Death Benefit Rider Charge
ANNUAL FEES	MINIMUM	MAXIMUM
1. Base Contract	0.35% [1,2]	0.45% [1]
2. Investment Options (Fund fees and expenses)	0.03%[3]	2.32%[3]
3. Optional Benefits (for a single optional benefit, if elected)	0.15%[4]	1.35%[4]

Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year based on current charges.

Lowest Annual Cost: $457.97	Highest Annual Cost: $3,589.57

Assumes:

● Investment of $100,000

● 5% annual appreciation

● Least expensive combination of base Contract and Fund fees and expenses

● No optional benefits

● No sales charges or advisory fees

● No additional purchase payments, transfers, or withdrawals

Assumes:

● Investment of $100,000

● 5% annual appreciation

● Most expensive combination of base Contract, optional benefits, and Fund fees and expenses

● No sales charges or advisory fees

● No additional purchase payments, transfers, or withdrawals

1 As a percentage of the average daily Variable Account Value. This percentage includes the Mortality and Expense Risk Charge, the Administrative Fee, and the Investment Platform Fee. If your Contract was issued prior to September 2, 2025 your Mortality and Expense Risk Charge is 0.15%.

[2] The Mortality and Expense Risk Charge for contracts under $500,000 is 0.15%. The Mortality and Expense Risk Charge is reduced by 0.05% for the upcoming Contract quarter if the Contract Value is between $500,000 and $999,999.99. The Mortality and Expense Risk Charge is reduced by 0.10% for the upcoming Contract quarter if the Contract Value is equal to or greater than $1,000,000. The Contract Value is calculated on the later of the Issue Date or most recent Contract Quarterly Anniversary.

3 As a percentage of Fund net assets.

4 As a percentage of the Protected Payment Base (for an optional living benefit) and average daily Variable Account Value (for an optional death benefit).

Charges for Early Withdrawals [Text Block]	Are There Charges or Adjustments for Early Withdrawals? No. There is no withdrawal charge.Overview of the Contract
Surrender Charge (of Amount Surrendered) Maximum [Percent]	0.00%
Transaction Charges [Text Block]	Are There Transaction Charges?No. Currently, we do not charge a transfer fee (transfers between Investment Options) but we reserve the right to charge a transfer fee in the future and may charge $25 for each transfer above 25 transfers in a calendar year. There are no other transaction charges under this Contract (for example, sales loads, or wire transfer fees). Advisory fees and other charges may be deducted from Contract Value to pay your financial intermediary.

Fee Tables

Withdrawals – Optional Withdrawals – Withdrawals to Pay Advisory Fees

Ongoing Fees and Expenses [Table Text Block]	Are There Ongoing Fees and Expenses?Yes. The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected. Advisory fees for services provided by your financial professional taken from your Contract Value or other assets and are not reflected in the Annual Fees below. If such fees were reflected, the annual costs of your Contract would be higher.

Fee Tables

Charges, Fees and Deductions

Withdrawals – Optional Withdrawals – Withdrawals to Pay Advisory Fees

Appendix: Invest Options Available Under the Contract

Charges, Fees and

FEES, EXPENSES, AND ADJUSTMENTS			LOCATION IN PROSPECTUS
Adjustments – Living Benefit Rider Charges Charges, Fees and Adjustments – Mortality and Expense Risk Charge and Optional Death Benefit Rider Charge
ANNUAL FEES	MINIMUM	MAXIMUM
1. Base Contract	0.35% [1,2]	0.45% [1]
2. Investment Options (Fund fees and expenses)	0.03%[3]	2.32%[3]
3. Optional Benefits (for a single optional benefit, if elected)	0.15%[4]	1.35%[4]

Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year based on current charges.

Lowest Annual Cost: $457.97	Highest Annual Cost: $3,589.57

Assumes:

● Investment of $100,000

● 5% annual appreciation

● Least expensive combination of base Contract and Fund fees and expenses

● No optional benefits

● No sales charges or advisory fees

● No additional purchase payments, transfers, or withdrawals

Assumes:

● Investment of $100,000

● 5% annual appreciation

● Most expensive combination of base Contract, optional benefits, and Fund fees and expenses

● No sales charges or advisory fees

● No additional purchase payments, transfers, or withdrawals

1 As a percentage of the average daily Variable Account Value. This percentage includes the Mortality and Expense Risk Charge, the Administrative Fee, and the Investment Platform Fee. If your Contract was issued prior to September 2, 2025 your Mortality and Expense Risk Charge is 0.15%.

[2] The Mortality and Expense Risk Charge for contracts under $500,000 is 0.15%. The Mortality and Expense Risk Charge is reduced by 0.05% for the upcoming Contract quarter if the Contract Value is between $500,000 and $999,999.99. The Mortality and Expense Risk Charge is reduced by 0.10% for the upcoming Contract quarter if the Contract Value is equal to or greater than $1,000,000. The Contract Value is calculated on the later of the Issue Date or most recent Contract Quarterly Anniversary.

3 As a percentage of Fund net assets.

4 As a percentage of the Protected Payment Base (for an optional living benefit) and average daily Variable Account Value (for an optional death benefit).

Base Contract (of Average Annual Net Assets) (N-4) Minimum [Percent]	0.35%	[1],[2]
Base Contract (of Average Annual Net Assets) (N-4) Maximum [Percent]	0.45%	[1]
Investment Options (of Average Annual Net Assets) Minimum [Percent]	0.03%	[3]
Investment Options (of Average Annual Net Assets) Maximum [Percent]	2.32%	[3]
Optional Benefits Minimum [Percent]	0.15%	[4]
Optional Benefits Maximum [Percent]	1.35%	[4]
Base Contract (N-4) Footnotes [Text Block]	As a percentage of the average daily Variable Account Value. This percentage includes the Mortality and Expense Risk Charge, the Administrative Fee, and the Investment Platform Fee. If your Contract was issued prior to September 2, 2025 your Mortality and Expense Risk Charge is 0.15%.The Mortality and Expense Risk Charge for contracts under $500,000 is 0.15%. The Mortality and Expense Risk Charge is reduced by 0.05% for the upcoming Contract quarter if the Contract Value is between $500,000 and $999,999.99. The Mortality and Expense Risk Charge is reduced by 0.10% for the upcoming Contract quarter if the Contract Value is equal to or greater than $1,000,000. The Contract Value is calculated on the later of the Issue Date or most recent Contract Quarterly Anniversary.
Optional Benefits Footnotes [Text Block]	As a percentage of the Protected Payment Base (for an optional living benefit) and average daily Variable Account Value (for an optional death benefit).
Investment Options Footnotes [Text Block]	As a percentage of Fund net assets.
Lowest and Highest Annual Cost [Table Text Block]	Lowest Annual Cost: $457.97Highest Annual Cost: $3,589.57

Assumes:

● Investment of $100,000

● 5% annual appreciation

● Least expensive combination of base Contract and Fund fees and expenses

● No optional benefits

● No sales charges or advisory fees

● No additional purchase payments, transfers, or withdrawals

Assumes:

● Investment of $100,000

● 5% annual appreciation

● Most expensive combination of base Contract, optional benefits, and Fund fees and expenses

● No sales charges or advisory fees

● No additional purchase payments, transfers, or withdrawals

Lowest Annual Cost [Dollars]	$ 457.97
Highest Annual Cost [Dollars]	$ 3,589.57
Risks [Table Text Block]

RISKS		LOCATION IN PROSPECTUS
Is There a Risk of Loss from Poor Performance?	Yes. You can lose money by investing in the Contract, including 100% loss of principal and previous earnings.	Principal Risks of Investing in the Contract
Is This a Short-Term Investment?

No. This Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash. Amounts withdrawn from the Contract may result in taxes and tax penalties.

The benefits of tax deferral, long-term income, and living benefits are generally more beneficial to investors with a long-term investment horizon.

Principal Risks of Investing in the Contract
What Are the Risks Associated with the Investment Options?

An investment in this Contract is subject to the risk of poor investment performance and can vary depending on the performance of the Investment Options available under the Contract (e.g. Funds).

Each Investment Option will have its own unique risks.

You should review, working with your financial professional, the Investment Options before making an investment decision.

Principal Risks of Investing in the Contract Appendix: Investment Options Available Under the Contract

RISKS	LOCATION IN PROSPECTUS

What Are the Risks Related to the Insurance Company?

Investment in the Contract is subject to the risks related to us, and any obligations, guarantees, or benefits are subject to our claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you. More information about us, including our financial strength ratings, is available upon request by calling (800) 722-4448 or visiting our website at www.PacificLife.com.

Principal Risks of Investing in the Contract

Investment Restrictions [Text Block]	Are There Restrictions on the Investment Options?

Yes. Not all Variable Investment Options may be available to you.

Transfers between Variable Investment Options are limited to 25 each calendar year. Transfers to or from a Variable Investment Option cannot be made before the seventh calendar day following the last transfer to or from the same Variable Investment Option. Additional Fund transfer restrictions apply, such as transfer restrictions imposed by the Funds. There is a $25 fee per transfer in excess of 25 transfers per calendar year.  We do not currently impose this charge.

Certain Funds may stop accepting additional investments into the Fund or a Fund may liquidate. In addition, if a Fund determines that excessive trading has occurred, they may limit your ability to continue to invest in their Fund for a certain period of time.

We reserve the right to remove, close to new investment, or substitute Funds as Investment Options.

Certain Investment Options described in this Prospectus may not be available depending on the broker-dealer through which the Contract is sold.

Transfers and Market-Timing Restrictions

Additional Information-Changes to All Contracts

Appendix: Investment Options Available Under the Contract

Appendix: Financial Intermediary Variations

Key Information, Benefit Restrictions [Text Block]	Are There Any Restrictions on Contract Benefits?

Yes. Certain optional living benefits limit or restrict the Investment Options that you may select under the Contract. We may change these limits or restrictions in the future.

Withdrawals that exceed withdrawal limits specified by an optional living benefit may affect the availability of the benefit, by reducing the benefit by an amount greater than the value withdrawn, and/or could terminate the benefit.

We may stop offering an optional living benefit or optional death benefit at any time, including for current Contract Owners who have not yet purchased the rider.

We reserve the right to reject or restrict, at our discretion, any additional Purchase Payments for a rider and, as a result, we will not accept Purchase Payments for your Contract. If we exercise that right, you will not be able to increase protected amounts or your Contract Value through additional Purchase Payments.

The optional death and/or living benefits may not be available in your state.

Certain Contract features and benefits described in this Prospectus may vary or may not be available depending on the broker-dealer through which your Contract was sold. You may obtain information about the optional benefits that are available to you by contacting your financial professional.

If you elect to pay advisory fees from Contract Value, advisory fee withdrawals may significantly reduce the death benefit and other guaranteed benefits, potentially by more than the amount withdrawn and could terminate a living benefit, and may be subject to taxes and tax penalties.

Death Benefits and Optional Death Benefit Riders

Death Benefit Riders

Optional Living Benefit Riders

Withdrawals

Additional Information – State Variations

Appendix: Investment Options Available Under the Contract

Appendix: Financial Intermediary Variations

Tax Implications [Text Block]	What Are the You should consult with a tax professional to determine the tax implications of an Federal TaxContract’s Tax Implications?

investment in and payments received under the Contract.

It is important to know that IRAs and Qualified Plans are already tax-deferred which means the tax deferral feature of a variable annuity does not provide a benefit in addition to that already offered by an IRA or Qualified Plan. An annuity contract should only be used to fund an IRA or Qualified Plan to benefit from the annuity’s features other than tax deferral.

Withdrawals will be subject to ordinary income tax and may be subject to a tax penalty if you take a withdrawal before age 59½.

Issues

Principal Risks of Investing in the Contract – Tax Consequences

Investment Professional Compensation [Text Block]	How Are Investment Professionals Compensated?Some financial professionals may receive compensation for selling this Contract to you in the form of advisory fees, additional payments, non-cash compensation, and/or reimbursement of expenses. These financial professionals may have a financial incentive to offer or recommend this Contract over another investment. Distribution Arrangements
Exchanges [Text Block]	Should I Exchange My Contract?

Some financial professionals may have a financial incentive to offer you a new contract in place of the one you already own.

You should only exchange your contract if you determine, after comparing the features, fees, and risks of both contracts, and any fees or penalties to terminate the existing contract, that it is preferable for you to purchase the new contract rather than continue to own the existing contract.

	Replacement of Life Insurance or Annuities
Item 4. Fee Table [Line Items]
Item 4. Fee Table [Text Block]

Annual Charge, Annual Credit and Withdrawal percentages are set forth below for applications signed on or after May 1, 2026.

The current Annual Charge and Annual Credit are the following:

Rider Name	Annual Charge Percentage	Annual Credit Percentage
Portfolio Income Protector (Single)	1.25%	5.0%
Portfolio Income Protector (Joint)	1.35%	5.0%

FEE TABLES

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering or making withdrawals from an Investment Option or from the Contract. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.

The first table describes the fees and expenses that you will pay at the time that you surrender or make withdrawals from an Investment Option or from the Contract. State premium taxes may also be deducted.

The fees and expenses below do not reflect an advisory fee paid to your financial professional, which are deducted from the Contract Value or other assets. If such charges are reflected, the fees and expenses would be higher.

Transaction Expenses

Maximum Withdrawal Charge	None
Transfer Fee (per transfer after 25 in a calendar year, currently not imposed)	$25

The next table describes the fees and expenses that you will pay each year during the time that you own the Contract (not including Fund fees and expenses). If you choose to purchase an optional benefit, you will pay additional charges, as shown below.

Annual Contract Expenses

Base Contract Expenses (as a percentage of average daily Variable Account Value or Contract Value)[1]	0.45%
Optional Benefit Expenses
Guaranteed Minimum Withdrawal Benefit Maximum Charges (as a percentage of the Protected Payment Base)[2]
Portfolio Income Protector (Single)	2.50%
Portfolio Income Protector (Joint)	2.75%
Death Benefit Maximum Charge (as a percentage of the average daily Variable Account Value)
Return of Investment (ROI) Death Benefit Rider (including California version)	0.15%

1  As a percentage of the average daily Variable Account Value. This percentage includes the Mortality and Expense Risk Charge, the Administrative Fee, and the Investment Platform Fee. For Contracts issued on and after September 2, 2025, the Mortality and Expense Risk Charge percentage may decrease or increase based on your Contract Value. The Mortality and Expense Risk Charge, the Administrative Fee, and the Investment Platform Fee will stop at the Annuity Date if you select fixed annuity payments. See the Mortality and Expense Risk Charge and Administrative Fee sections for more information.

[2] The current charge for new elections for these riders is disclosed in a Rate Sheet Prospectus Supplement.

The next item shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time that you own the Contract. Expenses shown may change over time and may be higher or lower in the future. A complete list of Investment Options available under the Contract, including their annual expenses, may be found in the APPENDIX: INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT.

Annual Fund Expenses

Expenses that are deducted from fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses.

Minimum	Maximum
0.03%	2.32%

Examples

This Example is intended to help you compare the cost of investing in the Variable Options with the cost of investing in variable annuity contracts that offer variable options. These costs include transaction expenses, annual Contract expenses, and annual Fund expenses.

The Example assumes all Contract Value is allocated to the Variable Options.

The Example assumes that you invest $100,000 in the Variable Options for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the most expensive combination of annual Fund expenses and optional benefits available for an additional charge. The Example does not account for withdrawals from your Contract Value or other assets to pay advisory fees. If these were included, your costs would be higher. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

● If you surrender or annuitize your Contract at the end of the applicable time period, or do not surrender your Contract:

1 Year	3 Years	5 Years	10 Years
$5,700	$17,450	$29,634	$61,745

Transaction Expenses [Table Text Block]	Transaction Expenses

Maximum Withdrawal Charge	None
Transfer Fee (per transfer after 25 in a calendar year, currently not imposed)	$25

Other Transaction Fee, Maximum [Dollars]	$ 25
Annual Contract Expenses [Table Text Block]

Annual Contract Expenses

Base Contract Expenses (as a percentage of average daily Variable Account Value or Contract Value)[1]	0.45%
Optional Benefit Expenses
Guaranteed Minimum Withdrawal Benefit Maximum Charges (as a percentage of the Protected Payment Base)[2]
Portfolio Income Protector (Single)	2.50%
Portfolio Income Protector (Joint)	2.75%
Death Benefit Maximum Charge (as a percentage of the average daily Variable Account Value)
Return of Investment (ROI) Death Benefit Rider (including California version)	0.15%

1  As a percentage of the average daily Variable Account Value. This percentage includes the Mortality and Expense Risk Charge, the Administrative Fee, and the Investment Platform Fee. For Contracts issued on and after September 2, 2025, the Mortality and Expense Risk Charge percentage may decrease or increase based on your Contract Value. The Mortality and Expense Risk Charge, the Administrative Fee, and the Investment Platform Fee will stop at the Annuity Date if you select fixed annuity payments. See the Mortality and Expense Risk Charge and Administrative Fee sections for more information.

[2] The current charge for new elections for these riders is disclosed in a Rate Sheet Prospectus Supplement.

Base Contract Expense (of Average Account Value), Maximum [Percent]	0.45%	[5]
Base Contract Expense, Footnotes [Text Block]	As a percentage of the average daily Variable Account Value. This percentage includes the Mortality and Expense Risk Charge, the Administrative Fee, and the Investment Platform Fee. For Contracts issued on and after September 2, 2025, the Mortality and Expense Risk Charge percentage may decrease or increase based on your Contract Value. The Mortality and Expense Risk Charge, the Administrative Fee, and the Investment Platform Fee will stop at the Annuity Date if you select fixed annuity payments. See the Mortality and Expense Risk Charge and Administrative Fee sections for more information.

Optional Benefit Expense, Footnotes [Text Block]	The current charge for new elections for these riders is disclosed in a Rate Sheet Prospectus Supplement.
Annual Portfolio Company Expenses [Table Text Block]	Annual Fund Expenses Expenses that are deducted from fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses.

Minimum	Maximum
0.03%	2.32%

Portfolio Company Expenses After Waivers and Reimbursement Minimum [Percent]	0.03%
Portfolio Company Expenses After Waivers and Reimbursement Maximum [Percent]	2.32%
Surrender Example [Table Text Block]	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

● If you surrender or annuitize your Contract at the end of the applicable time period, or do not surrender your Contract:

1 Year	3 Years	5 Years	10 Years
$5,700	$17,450	$29,634	$61,745

Surrender Expense, 1 Year, Maximum [Dollars]	$ 5,700
Surrender Expense, 3 Years, Maximum [Dollars]	17,450
Surrender Expense, 5 Years, Maximum [Dollars]	29,634
Surrender Expense, 10 Years, Maximum [Dollars]	$ 61,745
Annuitize Example [Table Text Block]	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

● If you surrender or annuitize your Contract at the end of the applicable time period, or do not surrender your Contract:

1 Year	3 Years	5 Years	10 Years
$5,700	$17,450	$29,634	$61,745

Annuitized Expense, 1 Year, Maximum [Dollars]	$ 5,700
Annuitized Expense, 3 Years, Maximum [Dollars]	17,450
Annuitized Expense, 5 Years, Maximum [Dollars]	29,634
Annuitized Expense, 10 Years, Maximum [Dollars]	$ 61,745
No Surrender Example [Table Text Block]	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

● If you surrender or annuitize your Contract at the end of the applicable time period, or do not surrender your Contract:

1 Year	3 Years	5 Years	10 Years
$5,700	$17,450	$29,634	$61,745

No Surrender Expense, 1 Year, Maximum [Dollars]	$ 5,700
No Surrender Expense, 3 Years, Maximum [Dollars]	17,450
No Surrender Expense, 5 Years, Maximum [Dollars]	29,634
No Surrender Expense, 10 Years, Maximum [Dollars]	$ 61,745
Item 5. Principal Risks [Line Items]
Item 5. Principal Risks [Table Text Block]

PRINCIPAL RISKS OF INVESTING IN THE CONTRACT

Market Risk

You can lose money by investing in this Contract, including loss of principal. Your investment is subject to the risk of poor investment performance and can vary depending on the performance of the Investment Options you have chosen. Each Investment Option will have its own unique risks. The value of each Investment Option will fluctuate with the value of the investments it holds, and returns are not guaranteed. Certain Investment Options may use futures and options to reduce the portfolios’ equity exposure during periods when market indicators suggest high market volatility. This strategy is designed to reduce the risk of market losses from investing in equity securities. However, this strategy may result in periods of underperformance, including periods when specified benchmark indexes are appreciating but market volatility is high. As a result, your Contract Value may increase less than it would have without these defensive actions. You bear the risk of any Investment Option you choose.

You should read each Fund prospectus carefully before investing. You can obtain a Fund prospectus by contacting your financial professional or by visiting PacificLife.com/Prospectuses. No assurance can be given that a Fund will achieve its investment objectives. The risk could also have a significant negative impact on certain benefits and guarantees under the Contract. The Contract is not a deposit or obligation of, or guaranteed or endorsed by any bank. It is not federally insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other government agency.

Early Withdrawal Risks

This Contract is not suitable as short-term savings vehicle. This Contract may not be the right one for you if you need to withdraw money for short-term needs, because tax penalties for early withdrawal may apply. Additionally, since the benefits associated with the guaranteed minimum withdrawal benefit riders are not available until the Designated Life is 59½ years of age or older, early withdrawals may reduce or terminate the benefits associated with the riders.

An annuity contract may be appropriate if you are looking for retirement income or you want to meet other long-term financial objectives. Discuss with your financial professional whether a variable annuity, a living benefit rider, an optional death benefit rider and which underlying Investment Options are appropriate for you, taking into consideration your age, income, net worth, tax status, insurance needs, financial objectives, investment goals, liquidity needs, time horizon, risk tolerance and other relevant information. Together you can decide if a variable annuity is right for you. We are a variable annuity provider. We are not a fiduciary and therefore do not give advice or make recommendations regarding insurance or investment products.

Contract Changes Risk

We reserve the right to remove or substitute Investment Options, stop accepting additional Purchase Payments, and impose investment restrictions or limitations on transfers. Certain optional benefits limit or restrict the Investment Options that you may select under the Contract. We may change these restrictions in the future. We may discontinue or modify certain services at any time. We may stop offering an optional benefit at any time for new sales.

Contract Benefits Risk

Certain benefits under the Contract may limit the Investment Options that are available to you and failure to follow these restrictions may result in a failure to receive the benefits under your Contract. If you choose an optional living benefit rider, you must follow any investment allocation requirements for the rider during the entire time you own the rider. The allowable Investment Options may seek to minimize market risk, may reduce investment returns, and may reduce the likelihood that we will be required to make payments under the benefit. Withdrawals may reduce the value of a benefit by an amount greater than the value withdrawn, which could significantly reduce the value or even terminate the benefit.

The Contract offers dollar cost averaging, which neither assures a profit nor protects against a loss. Because systematic investing programs like dollar cost averaging involves continuous investing regardless of fluctuating price levels, you should carefully consider your tolerance to continue investing through periods of fluctuating prices. Also, you may miss out on potential growth if the market increases suddenly since systematic investing is spread out over time. The Contract also offers portfolio rebalancing services which allow you to automatically rebalance your values among Variable Investment Options based on percentages that you specify on a specific time frame (i.e. quarterly). Rebalancing may result in transferring out of a high performing Investment Option thereby reducing your potential for future growth. Similarly, rebalancing may result in transferring into an underperforming Investment Option.

We currently do not offer any asset allocation programs or models. We reserve the right to add an asset allocation model or program as an additional optional Investment Option in the future and add, remove or change allowable Investment Options at any time. Asset allocation, in general, is an investment strategy intended to optimize the selection of Investment Options for a given level of risk tolerance, in order to attempt to maximize returns and limit the effect of market volatility over the long term. There is no guarantee that an asset allocation model or program will not lose money or experience volatility. A model may fail to perform as intended, or may perform worse than any single Investment Option, asset class or different combination of Investment Options. In addition, the model is subject to all the risks associated with its underlying Investment Options.

Insurance Company Risks

Investment in the Contract is subject to the risks related to us, and any obligations, guarantees, or benefits are backed by our claims paying ability and financial strength. You must look to our strength with regard to such guarantees. Your financial professional’s firm is not responsible for any Contract guarantees.

Tax Consequences

Non-Qualified and Qualified Contracts are available. You buy a Qualified Contract under a qualified retirement or pension plan, or some form of an individual retirement annuity or account (IRA). It is important to know that IRAs and Qualified Plans are already tax-deferred which means the tax deferral feature of a variable annuity does not provide a benefit in addition to that already offered by an IRA or Qualified Plan. An annuity contract should only be used to fund an IRA or Qualified Plan to benefit from the annuity’s features other than tax deferral. Withdrawals taken from a variable annuity prior to age 59½ may be subject to a tax penalty of 10% of the taxable portion, although there are exceptions to the tax penalty that may apply.

Please be aware that the sale or liquidation of any stock, bond, IRA, certificate of deposit, mutual fund, annuity or other asset to fund the purchase of this Contract may have tax consequences, early withdrawal penalties or other costs or penalties as a result of the sale or liquidation. You may want to consult independent legal or financial advice before selling or liquidating any assets prior to the purchase of this Contract.

Cybersecurity and Business Continuity Risks

Our business relies heavily on the effective operation of our computer systems and networks, as well as those of our business partners and service providers. Consequently, we are potentially susceptible to operational and information security risks associated with the technologies, processes and procedures designed to protect networks, systems, computers, programs and information from cyber-attacks, operational failure, AI misuse, damage or unauthorized access. These risks include but are not limited to, theft, loss, misuse, corruption and destruction of information maintained online or digitally, denial of service on websites and other operational failures, and unauthorized disclosure of confidential, proprietary and customer information. Cyber-attacks affecting us, any third-party administrator, the underlying Funds, intermediaries, and other affiliated or third-party service providers may adversely affect us and your Contract Value.. For instance, cyber-attacks or operational incidents may interfere with Contract transaction processing, including the processing of orders from our website or with the underlying Funds; impact our ability to calculate Accumulated Unit Values, Subaccount Unit Values or an underlying Fund to calculate a net asset value; cause the disclosure and possible destruction of confidential, proprietary and customer information; impede order processing; subject us and/or our service providers and intermediaries to regulatory fines, litigation, loss of business, financial losses and reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying Funds invest, which may cause the Funds underlying your Contract to lose value. The digitalization, increased information availability, use of new and constantly evolving technologies, the increased sophistication and severity of cyber campaigns, and the heightened geopolitical risk and tension, continue to pose new and significant cybersecurity and operational risks and threats. While measures and controls have been adopted and are periodically reviewed and updated to mitigate cybersecurity and operational risks, there can be no guarantee or assurance that we, the underlying Funds, or our service providers will not suffer losses affecting your Contract due to cyber-attacks, operational incidents, misuse of AI, or information security breaches in the future.

We are also exposed to risks related to natural and man-made disasters or other events, including (but not limited to) earthquakes, fires, floods, storms, epidemics and pandemics (such as COVID-19), geopolitical tensions, armed conflicts, wars, terrorist acts, civil unrest, malicious acts and/or other events that could adversely affect our ability to conduct business. The risks from such events are common to all insurers. To mitigate such risks, we have business continuity plans in place that include remote workforces, remote system and telecommunication accessibility, and other plans to ensure availability of critical resources and business continuity during an event. Such events can also have an adverse impact on financial markets, U.S. and global economies, service providers, and Fund performance for the funds available through your Contract. There can be no assurance that we, the Funds, or our service providers will avoid such adverse impacts due to such events and some events may be beyond control and cannot be fully mitigated or foreseen.

Advisory Fees

Authorized advisory fees to pay for advisory services from your financial professional are withdrawn from your Contract Value. Such withdrawals will reduce the death benefit under the Contract, may impact the benefits offered by an optional rider, and may be subject to federal and state income taxes and a 10% federal tax penalty.

Item 10. Benefits Available [Line Items]
Benefits Available (N-4) [Text Block]

BENEFITS AVAILABLE UNDER THE CONTRACT

The following tables summarize information about the benefits available under the Contract.

Certain Contract features and benefits described in this Prospectus may vary or may not be available depending on the broker-dealer through which your Contract was sold. See Appendix: Financial Intermediary Variations in this Prospectus for more information.

Standard Benefits (No Additional Charge)
Name of Benefit	Purpose	Maximum Annual Fee	Brief Description of Restrictions/Limitations
Dollar Cost Averaging	Allows you to transfer between Variable Investment Options in a series of regular transfers.	No Charge

● Can only have one dollar cost averaging program in effect at one time.

● Only available prior to the Annuity Date.

● Program transfers do not count against limits on permitted transfers.

● We may discontinue, modify, or suspend this service at any time.

Portfolio Rebalancing	Allows you to automatically rebalance your values among Variable Investment Options based on percentages that you specify.	No Charge

● Rebalancing can be made quarterly, semi-annually, or annually.

● Only available prior to the Annuity Date.

● Program transfers do not count against limits on permitted transfers.

● We may discontinue, modify, or suspend this service at any time.

Death Benefit Amount	Provides a death benefit equal to the Net Contract Value.	No Charge

● Poor investment performance will reduce the death benefit amount.

● Withdrawals (including withdrawals to pay advisory fees) will reduce the death benefit amount.

● This benefit terminates upon annuitization.

Pre-Authorized Withdrawals	Allows you to automatically take partial withdrawals from the Contract	No Charge

● Withdrawals can occur monthly, quarterly, semi-annually, or annually.

● Withdrawals will reduce Contract Value and may reduce benefits. The reduction to a benefit may be more than the amount withdrawn, and could terminate a benefit.

● Withdrawals may be subject to taxes and potential tax penalties.

● Only available prior to the Annuity Date.

● We may discontinue, modify, or suspend this service at any time.

Advisory Fee Withdrawals	Allows you to pay third-party advisory fees from Contract Value in the form of withdrawals from the Contract.	No Charge

● Advisory fees are in addition to Contract fees and charges.

● Withdrawals can occur monthly, quarterly, semi-annually, or annually.

● Withdrawals will reduce Contract Value and may reduce benefits. The reduction to a benefit may be more than the amount withdrawn, and could terminate a benefit.

● Withdrawals may be subject to taxes and potential tax penalties.

● We may discontinue, modify, or suspend this service at any time.

● Before taking advisory fee withdrawals, discuss with your financial professional the impact to your Contract and its benefits.

Optional Living Benefits (Additional Charges Apply)
Name of Benefit	Purpose	Maximum Annual Fee	Brief Description of Restrictions/Limitations
Portfolio Income Protector (Single)

This benefit focuses on providing guaranteed lifetime periodic withdrawals, regardless of market performance, on a single life (the Designated Life). Provides for an amount to be added to the protected amount, which may increase the amount you can withdraw in future years.

2.50% (as a percentage of Protected Payment Base)

● Available at Contract purchase or within 60 calendar days after the Contract Date.

● Designated Life must be 85 or younger at purchase.

● You may only have one guaranteed minimum withdrawal benefit in effect at the same time.

● Must follow investment allocation requirements which limit the number of allowable Investment Options.

● Lifetime withdrawals are available starting at age 59½.

● An Annual Credit amount that may be added to the protected amount stops on the earliest of the first withdrawal (excluding withdrawals to pay advisory fees that are less than or equal to 1.5% of the Contract Value during the calendar year) or 10 Contract Anniversaries.

● Taking a withdrawal (excluding withdrawals to pay advisory fees that are less than or equal to 1.5% of the Contract Value during the calendar year) before age 59½ or withdrawal amounts that are greater than what is allowed on an annual basis after age 59½ may adversely affect the benefits provided, including the ability to receive lifetime withdrawals under the rider.

● Withdrawals to pay advisory fees are limited to 1.5% of Contract Value during the calendar year.

● May not voluntarily terminate the rider.

● Benefit and benefit charges terminate upon annuitization.

Portfolio Income Protector (Joint)

This benefit focuses on providing guaranteed lifetime periodic withdrawals, regardless of market performance, on joint lives (the Designated Lives). Provides for an amount to be added to the protected amount, which may increase the amount you can withdraw in future years.

2.75% (as a percentage of Protected Payment Base)

● Available at Contract purchase or within 60 calendar days after the Contract Date.

● Both Designated Lives must be 85 or younger at purchase.

● You may only have one guaranteed minimum withdrawal benefit in effect at the same time.

● Must follow investment allocation requirements which limit the number of allowable Investment Options.

● Lifetime withdrawals are available when the youngest Designated Life is age 59½.

● An Annual Credit amount that may be added to the protected amount stops on the earlier of the first

Advisory Fee Withdrawals	Allows you to pay third-party advisory fees from Contract Value in the form of withdrawals from the Contract.	No Charge

● Advisory fees are in addition to Contract fees and charges.

● Withdrawals can occur monthly, quarterly, semi-annually, or annually.

● Withdrawals will reduce Contract Value and may reduce benefits. The reduction to a benefit may be more than the amount withdrawn, and could terminate a benefit.

● Withdrawals may be subject to taxes and potential tax penalties.

● We may discontinue, modify, or suspend this service at any time.

● Before taking advisory fee withdrawals, discuss with your financial professional the impact to your Contract and its benefits.

Optional Living Benefits (Additional Charges Apply)
Name of Benefit	Purpose	Maximum Annual Fee	Brief Description of Restrictions/Limitations

withdrawal (excluding withdrawals to pay advisory fees that are less than or equal to 1.5% of the Contract Value during the calendar year) or 10 Contract Anniversaries.

● Taking a withdrawal (excluding withdrawals to pay advisory fees that are less than or equal to 1.5% of the Contract Value during the calendar year) before the youngest Designated Life is age 59½ or withdrawal amounts that are greater than what is allowed on an annual basis after age the youngest Designated Life is 59 ½ may adversely affect the benefits provided, including the ability to receive lifetime withdrawals under the rider.

● Withdrawals to pay advisory fees are limited to 1.5% of Contract Value during the calendar year.

● May not voluntarily terminate the rider.

● Benefit and benefit charges terminate upon annuitization.

Optional Death Benefits (Additional Charges Apply)
Name of Benefit	Purpose	Maximum Annual Fee	Brief Description of Restriction/Limitations
Return of Investment (ROI) Death Benefit	Provides a death benefit equal to the greater of the Contract Value or the total of all Purchase Payments adjusted for withdrawals.	0.15% (as a percentage of average daily Variable Account Value)

● Not available for Contracts issued in California.

● Available only at Contract purchase

● Must be 85 or younger on the Contract Date.

● Certain ownership changes may reduce benefits.

● Withdrawals (excluding withdrawals to pay advisory fees that are less than or equal to 1.5% of the Contract Value during the calendar year) made when the Contract Value is less than the Purchase Payments made will reduce the Total Adjusted Purchase Payments by an amount greater than the actual amount withdrawn.

● If an optional living benefit rider is also in effect, any withdrawals for advisory fees to your financial professional are limited to 1.5% of the Contract Value during the calendar year.

● This benefit terminates upon annuitization or when the Contract Value is reduced to zero.

● May not voluntarily terminate the rider.

Return of Investment (ROI)	Provides a death benefit equal to the greater of the Contract Value or the	0.15% (as a percentage of	● Only available for Contracts issued

Optional Death Benefits (Additional Charges Apply)
Name of Benefit	Purpose	Maximum Annual Fee	Brief Description of Restriction/Limitations
Death Benefit II	total of all Purchase Payments adjusted for withdrawals.	average daily Variable Account Value)

in California.

● Available only at Contract purchase.

● Must be 85 or younger on the Contract Date.

● Withdrawals (excluding withdrawals to pay advisory fees that are less than or equal to 1.5% of the Contract Value during the calendar year) made when the Contract Value is less than the Purchase Payments made will reduce the Total Adjusted Purchase Payments by an amount greater than the actual amount withdrawn.

● If an optional living benefit rider is also in effect, any withdrawals for advisory fees to your financial professional are limited to 1.5% of the Contract Value during the calendar year.

● This benefit terminates upon annuitization or when the Contract Value is reduced to zero.

● May not voluntarily terminate the rider.

Benefits Available [Table Text Block]

Standard Benefits (No Additional Charge)
Name of Benefit	Purpose	Maximum Annual Fee	Brief Description of Restrictions/Limitations
Dollar Cost Averaging	Allows you to transfer between Variable Investment Options in a series of regular transfers.	No Charge

● Can only have one dollar cost averaging program in effect at one time.

● Only available prior to the Annuity Date.

● Program transfers do not count against limits on permitted transfers.

● We may discontinue, modify, or suspend this service at any time.

Portfolio Rebalancing	Allows you to automatically rebalance your values among Variable Investment Options based on percentages that you specify.	No Charge

● Rebalancing can be made quarterly, semi-annually, or annually.

● Only available prior to the Annuity Date.

● Program transfers do not count against limits on permitted transfers.

● We may discontinue, modify, or suspend this service at any time.

Death Benefit Amount	Provides a death benefit equal to the Net Contract Value.	No Charge

● Poor investment performance will reduce the death benefit amount.

● Withdrawals (including withdrawals to pay advisory fees) will reduce the death benefit amount.

● This benefit terminates upon annuitization.

Pre-Authorized Withdrawals	Allows you to automatically take partial withdrawals from the Contract	No Charge

● Withdrawals can occur monthly, quarterly, semi-annually, or annually.

● Withdrawals will reduce Contract Value and may reduce benefits. The reduction to a benefit may be more than the amount withdrawn, and could terminate a benefit.

● Withdrawals may be subject to taxes and potential tax penalties.

● Only available prior to the Annuity Date.

● We may discontinue, modify, or suspend this service at any time.

Advisory Fee Withdrawals	Allows you to pay third-party advisory fees from Contract Value in the form of withdrawals from the Contract.	No Charge

● Advisory fees are in addition to Contract fees and charges.

● Withdrawals can occur monthly, quarterly, semi-annually, or annually.

● Withdrawals will reduce Contract Value and may reduce benefits. The reduction to a benefit may be more than the amount withdrawn, and could terminate a benefit.

● Withdrawals may be subject to taxes and potential tax penalties.

● We may discontinue, modify, or suspend this service at any time.

● Before taking advisory fee withdrawals, discuss with your financial professional the impact to your Contract and its benefits.

Optional Living Benefits (Additional Charges Apply)
Name of Benefit	Purpose	Maximum Annual Fee	Brief Description of Restrictions/Limitations
Portfolio Income Protector (Single)

This benefit focuses on providing guaranteed lifetime periodic withdrawals, regardless of market performance, on a single life (the Designated Life). Provides for an amount to be added to the protected amount, which may increase the amount you can withdraw in future years.

2.50% (as a percentage of Protected Payment Base)

● Available at Contract purchase or within 60 calendar days after the Contract Date.

● Designated Life must be 85 or younger at purchase.

● You may only have one guaranteed minimum withdrawal benefit in effect at the same time.

● Must follow investment allocation requirements which limit the number of allowable Investment Options.

● Lifetime withdrawals are available starting at age 59½.

● An Annual Credit amount that may be added to the protected amount stops on the earliest of the first withdrawal (excluding withdrawals to pay advisory fees that are less than or equal to 1.5% of the Contract Value during the calendar year) or 10 Contract Anniversaries.

● Taking a withdrawal (excluding withdrawals to pay advisory fees that are less than or equal to 1.5% of the Contract Value during the calendar year) before age 59½ or withdrawal amounts that are greater than what is allowed on an annual basis after age 59½ may adversely affect the benefits provided, including the ability to receive lifetime withdrawals under the rider.

● Withdrawals to pay advisory fees are limited to 1.5% of Contract Value during the calendar year.

● May not voluntarily terminate the rider.

● Benefit and benefit charges terminate upon annuitization.

Portfolio Income Protector (Joint)

This benefit focuses on providing guaranteed lifetime periodic withdrawals, regardless of market performance, on joint lives (the Designated Lives). Provides for an amount to be added to the protected amount, which may increase the amount you can withdraw in future years.

2.75% (as a percentage of Protected Payment Base)

● Available at Contract purchase or within 60 calendar days after the Contract Date.

● Both Designated Lives must be 85 or younger at purchase.

● You may only have one guaranteed minimum withdrawal benefit in effect at the same time.

● Must follow investment allocation requirements which limit the number of allowable Investment Options.

● Lifetime withdrawals are available when the youngest Designated Life is age 59½.

● An Annual Credit amount that may be added to the protected amount stops on the earlier of the first

Advisory Fee Withdrawals	Allows you to pay third-party advisory fees from Contract Value in the form of withdrawals from the Contract.	No Charge

● Advisory fees are in addition to Contract fees and charges.

● Withdrawals can occur monthly, quarterly, semi-annually, or annually.

● Withdrawals will reduce Contract Value and may reduce benefits. The reduction to a benefit may be more than the amount withdrawn, and could terminate a benefit.

● Withdrawals may be subject to taxes and potential tax penalties.

● We may discontinue, modify, or suspend this service at any time.

● Before taking advisory fee withdrawals, discuss with your financial professional the impact to your Contract and its benefits.

Optional Living Benefits (Additional Charges Apply)
Name of Benefit	Purpose	Maximum Annual Fee	Brief Description of Restrictions/Limitations

withdrawal (excluding withdrawals to pay advisory fees that are less than or equal to 1.5% of the Contract Value during the calendar year) or 10 Contract Anniversaries.

● Taking a withdrawal (excluding withdrawals to pay advisory fees that are less than or equal to 1.5% of the Contract Value during the calendar year) before the youngest Designated Life is age 59½ or withdrawal amounts that are greater than what is allowed on an annual basis after age the youngest Designated Life is 59 ½ may adversely affect the benefits provided, including the ability to receive lifetime withdrawals under the rider.

● Withdrawals to pay advisory fees are limited to 1.5% of Contract Value during the calendar year.

● May not voluntarily terminate the rider.

● Benefit and benefit charges terminate upon annuitization.

Optional Death Benefits (Additional Charges Apply)
Name of Benefit	Purpose	Maximum Annual Fee	Brief Description of Restriction/Limitations
Return of Investment (ROI) Death Benefit	Provides a death benefit equal to the greater of the Contract Value or the total of all Purchase Payments adjusted for withdrawals.	0.15% (as a percentage of average daily Variable Account Value)

● Not available for Contracts issued in California.

● Available only at Contract purchase

● Must be 85 or younger on the Contract Date.

● Certain ownership changes may reduce benefits.

● Withdrawals (excluding withdrawals to pay advisory fees that are less than or equal to 1.5% of the Contract Value during the calendar year) made when the Contract Value is less than the Purchase Payments made will reduce the Total Adjusted Purchase Payments by an amount greater than the actual amount withdrawn.

● If an optional living benefit rider is also in effect, any withdrawals for advisory fees to your financial professional are limited to 1.5% of the Contract Value during the calendar year.

● This benefit terminates upon annuitization or when the Contract Value is reduced to zero.

● May not voluntarily terminate the rider.

Return of Investment (ROI)	Provides a death benefit equal to the greater of the Contract Value or the	0.15% (as a percentage of	● Only available for Contracts issued

Optional Death Benefits (Additional Charges Apply)
Name of Benefit	Purpose	Maximum Annual Fee	Brief Description of Restriction/Limitations
Death Benefit II	total of all Purchase Payments adjusted for withdrawals.	average daily Variable Account Value)

in California.

● Available only at Contract purchase.

● Must be 85 or younger on the Contract Date.

● Withdrawals (excluding withdrawals to pay advisory fees that are less than or equal to 1.5% of the Contract Value during the calendar year) made when the Contract Value is less than the Purchase Payments made will reduce the Total Adjusted Purchase Payments by an amount greater than the actual amount withdrawn.

● If an optional living benefit rider is also in effect, any withdrawals for advisory fees to your financial professional are limited to 1.5% of the Contract Value during the calendar year.

● This benefit terminates upon annuitization or when the Contract Value is reduced to zero.

● May not voluntarily terminate the rider.

Optional Benefit Expense, Footnotes [Text Block]	The current charge for new elections for these riders is disclosed in a Rate Sheet Prospectus Supplement.
Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]

APPENDIX: INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT

The following is a list of Funds available under the Contract. More information about the Funds is available in the prospectuses for the Funds, which may be amended from time to time and can be found online at https://pacificlife.onlineprospectus.net/pacificlife/products/. You can also request this information at no cost by calling (833) 455-0901 or by sending an email request to Prospectuses@PacificLife.com. Certain Investment Options may not be available depending on the broker-dealer through which the Contract is sold. See APPENDIX: FINANCIAL INTERMEDIARY VARIATIONS in this Prospectus for more information. Depending on the optional benefits you choose, you may not be able to invest in certain Funds. See the Living Benefit Investment Allocation Requirements section after the Fund table below.

The current expenses and performance information below reflects fee and expenses of the Funds, but do not reflect the other fees and expenses that your Contract may charge, such as the Investment Platform Fee. Expenses would be higher and performance would be lower if these other charges were included. Each Fund’s past performance is not necessarily an indication of future performance.

Investment Objective	Fund; Advisor (Subadvisor)	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Provide high total return (including income and capital gains) consistent with preservation of capital over the long term.	American Funds IS Asset Allocation Fund Class 1; Capital Research and Management Company℠	0.29%	16.16%	9.24%	10.05%
The fund has two primary investment objectives. It seeks (1) to provide a level of current income that exceeds the average yield on U.S. stocks generally and (2) to provide a growing stream of income over the years. Secondary objective is to provide growth of capital.	American Funds IS Capital Income Builder® Class 1; Capital Research and Management Company℠	0.27%[1]	20.69%	9.36%	7.84%
Provide, over the long term, with a high level of total return consistent with prudent investment management. Total return comprises the income generated by the fund and the changes in the market value of the fund’s investments.	American Funds IS Capital World Bond Fund Class 1; Capital Research and Management Company℠	0.48%	9.55%	-2.27%	1.47%
Provide long-term growth of capital while providing current income.	American Funds IS Capital World Growth and Income Fund Class 1; Capital Research and Management Company℠	0.41%[1]	25.16%	10.56%	11.30%

Investment Objective	Fund; Advisor (Subadvisor)	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Provide long-term growth of capital.	American Funds IS EUPAC Fund Class 1 (formerly American Funds IS International Fund); Capital Research and Management Company℠	0.47%[1]	27.04%	3.66%	7.26%
Provide long-term growth of capital.	American Funds IS Global Growth Fund Class 1; Capital Research and Management Company℠	0.40%[1]	21.98%	8.51%	12.46%
Provide growth of capital.	American Funds IS Growth Fund Class 1; Capital Research and Management Company℠	0.33%	20.54%	13.66%	18.26%
Achieve long-term growth of capital and income.	American Funds IS Growth-Income Fund Class 1; Capital Research and Management Company℠	0.28%	18.37%	14.19%	14.20%
Provide long-term growth of capital while providing current income.	American Funds IS International Growth and Income Fund Class 1; Capital Research and Management Company℠	0.56%	35.83%	7.97%	8.08%
Provide high total return (including income and capital gains) consistent with preservation of capital over the long term while seeking to manage volatility and provide downside protection.	American Funds IS Managed Risk Asset Allocation Fund Class P1; Capital Research and Management Company℠	0.65%	12.01%	6.71%	7.44%
Provide long-term capital appreciation.	American Funds IS New World Fund® Class 1; Capital Research and Management Company℠	0.57%[1]	28.60%	5.59%	9.53%
Provide as high a level of current income as is consistent with the preservation of capital.	American Funds IS The Bond Fund of America Class 1; Capital Research and Management Company℠	0.22%[1]	7.40%	0.10%	2.61%
Provide a high level of current income consistent with prudent investment risk and preservation of capital.	American Funds IS U.S. Government Securities Fund Class 1; Capital Research and Management Company℠	0.25%[1]	8.01%	0.01%	1.95%

Investment Objective	Fund; Advisor (Subadvisor)	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Produce income and to provide an opportunity for growth of principal consistent with sound common stock investing.	American Funds IS Washington Mutual Investors Fund Class 1; Capital Research and Management Company℠	0.25%[1]	17.50%	14.17%	12.65%
Seeks to provide total return.	BlackRock 60/40 Target Allocation ETF V.I. Fund Class I; BlackRock Advisors, LLC	0.33%[1]	15.68%	7.33%	8.74%
Seeks long-term total return and current income.	BlackRock Equity Dividend V.I. Fund Class I; BlackRock Advisors, LLC	0.68%[1]	21.54%	11.72%	11.28%
Seeks high total investment return.	BlackRock Global Allocation V.I. Fund Class I; BlackRock Advisors, LLC	0.76%[1]	19.80%	5.79%	7.59%
Seeks to maximize total return, consistent with income generation and prudent investment management.	BlackRock High Yield V.I. Fund Class I; BlackRock Advisors, LLC	0.54%[1]	9.19%	4.79%	6.31%
Seeks investment results that, before expenses, correspond to the aggregate price and yield performance of the Standard & Poor’s 500 Index.	BlackRock S&P 500 Index V.I. Fund Class I; BlackRock Advisors, LLC	0.13%	17.72%	14.28%	14.63%
Seeks to match the performance of the Russell 2000® Index as closely as possible before the deduction of fund expenses.	BlackRock Small Cap Index V.I. Fund Class I; BlackRock Advisors, LLC	0.22%	12.65%	5.93%	9.44%
Maximize total return, consistent with income generation and prudent investment management.	BlackRock Total Return V.I. Fund Class I; BlackRock Advisors, LLC	0.43%[1]	8.00%	-0.37%	2.18%
Achieve long-term capital appreciation.	Dimensional VA Equity Allocation Portfolio Institutional Class (formerly DFA VA Equity Allocation Portfolio); Dimensional Fund Advisors, LP	0.31%[1]	25.05%	12.45%	N/A

Investment Objective	Fund; Advisor (Subadvisor)	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Provide a market rate of return for a fixed income portfolio with low relative volatility of returns.	Dimensional VA Global Bond Portfolio Institutional Class (formerly DFA VA Global Bond Portfolio); Dimensional Fund Advisors, LP	0.21%	4.88%	1.65%	1.79%
Seeks total return consisting of capital appreciation and current income.	Dimensional VA Global Moderate Allocation Portfolio Institutional Class (formerly DFA VA Global Moderate Allocation Portfolio); Dimensional Fund Advisors, LP	0.28%[1]	17.61%	8.69%	9.52%
Seeks to achieve long-term capital appreciation.	Dimensional VA International Small Portfolio Institutional Class (formerly DFA VA International Small Portfolio); Dimensional Fund Advisors, LP	0.39%	46.16%	10.59%	10.67%
Seeks to achieve long-term capital appreciation.	Dimensional VA International Value Portfolio Institutional Class (formerly DFA VA International Value Portfolio); Dimensional Fund Advisors, LP	0.27%	49.66%	17.11%	13.03%
Achieve a stable real return in excess of the rate of inflation with a minimum of risk.	Dimensional VA Short-Term Fixed Portfolio Institutional Class (formerly DFA VA Short-Term Fixed Portfolio); Dimensional Fund Advisors, LP	0.12%	4.23%	2.77%	2.01%
Achieve long-term capital appreciation.	Dimensional VA U.S. Large Value Portfolio Institutional Class (formerly DFA VA U.S. Large Value Portfolio); Dimensional Fund Advisors, LP	0.21%	20.05%	12.09%	12.17%
Achieve long-term capital appreciation.	Dimensional VA U.S. Targeted Value Portfolio Institutional Class (formerly DFA VA U.S. Targeted Value Portfolio); Dimensional Fund Advisors, LP	0.29%	21.36%	12.11%	12.66%

Investment Objective	Fund; Advisor (Subadvisor)	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Seeks capital appreciation.	Fidelity® VIP Consumer Discretionary Portfolio Initial Class; Fidelity Management & Research Company LLC	0.61%	6.80%	8.10%	12.51%
Seeks long-term capital appreciation.	Fidelity® VIP Contrafund® Portfolio Initial Class; Fidelity Management & Research Company LLC	0.54%	21.52%	15.37%	15.78%
Seeks to capital appreciation.	Fidelity® VIP Emerging Markets Portfolio Initial Class; Fidelity Management & Research Company LLC	0.87%	41.20%	5.88%	10.93%
Seeks capital appreciation.	Fidelity® VIP Energy Portfolio Initial Class; Fidelity Management & Research Company LLC	0.60%	10.59%	24.18%	7.96%
Seeks to provide investment results that correspond to the total return of stocks of mid- to small-capitalization U.S. companies.	Fidelity® VIP Extended Market Index Portfolio Initial Class; Fidelity Management & Research Company LLC	0.12%	12.32%	8.02%	N/A
Seeks as high a level of current income as is consistent with preservation of capital and liquidity.	Fidelity® VIP Government Money Market Portfolio Initial Class; Fidelity Management & Research Company LLC	0.25%	4.13%	3.10%	2.03%
Seeks to provide capital growth.	Fidelity® VIP Growth Opportunities Portfolio Initial Class; Fidelity Management & Research Company LLC	0.56%	22.02%	11.31%	19.94%
Seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500® Index.	Fidelity® VIP Index 500 Portfolio Initial Class; Fidelity Management & Research Company LLC	0.09%	17.78%	14.31%	14.70%
Seeks a high level of current income as is consistent with the preservation of capital.	Fidelity® VIP Investment Grade Bond Portfolio Initial Class; Fidelity Management & Research Company LLC	0.37%	7.22%	0.06%	2.71%

Investment Objective	Fund; Advisor (Subadvisor)	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Seeks capital appreciation.	Fidelity® VIP Value Strategies Portfolio Initial Class; Fidelity Management & Research Company LLC	0.59%	7.99%	12.14%	10.82%
To maximize income while maintain prospects for capital appreciation.	Franklin Income VIP Fund Class 1; Franklin Advisers, Inc.	0.47%	12.87%	7.92%	7.52%
Capital Appreciation. Its secondary goal is income.	Franklin Mutual Shares VIP Fund Class 1; Franklin Mutual Advisers, LLC	0.69%	11.81%	9.49%	7.80%
Seeks long-term capital appreciation, with preservation of capital as an important consideration.	Franklin Rising Dividends VIP Fund Class 1; Franklin Advisers, Inc.	0.64%	12.05%	9.77%	12.37%
Long-term total return.	Franklin Small Cap Value VIP Fund Class 1; Franklin Mutual Advisers, LLC	0.66%[1]	7.90%	9.13%	10.09%
Long-term capital growth.	Franklin Small-Mid Cap Growth VIP Fund Class 1; Franklin Advisers, Inc.	0.84%	2.70%	1.27%	10.16%
High level of current income. A secondary goal is long-term capital appreciation.	Franklin Strategic Income VIP Fund Class 1; Franklin Advisers, Inc.	0.82%[1]	7.42%	2.15%	3.36%
Seeks long-term capital appreciation.	Goldman Sachs VIT Large Cap Value Fund Institutional Shares; Goldman Sachs Asset Management, L.P.	0.70%[1]	10.88%	11.26%	9.61%
Seeks long-term capital appreciation.	Goldman Sachs VIT Mid Cap Value Fund Institutional Shares; Goldman Sachs Asset Management, L.P.	0.81%[1]	9.39%	10.05%	10.02%
Seeks long-term capital appreciation.	Goldman Sachs VIT Strategic Growth Fund Institutional Shares; Goldman Sachs Asset Management, L.P.	0.70%[1]	17.92%	12.75%	16.41%
Seeks total return while seeking to provide volatility management.	Goldman Sachs VIT Trend Driven Allocation Fund Institutional Shares; Goldman Sachs Asset Management, L.P.	0.71%[1]	10.13%	6.16%	6.02%

Investment Objective	Fund; Advisor (Subadvisor)	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Long-term capital appreciation.	Invesco V.I. American Value Fund Series I; Invesco Advisers, Inc.	0.89%	21.00%	17.85%	12.29%
Total return with a low to moderate correlation to traditional financial market indices.	Invesco V.I. Balanced-Risk Allocation Fund Series I; Invesco Advisers, Inc.	0.88%[1]	9.01%	2.53%	5.17%
Seeks capital appreciation.	Invesco V.I. Discovery Mid Cap Growth Fund Series I; Invesco Advisers, Inc.	0.86%	4.79%	3.90%	11.38%
Long-term growth of capital.	Invesco V.I. EQV International Equity Fund Series I; Invesco Advisers, Inc.	0.90%	16.50%	3.68%	6.22%
Seeks capital appreciation.	Invesco V.I. International Growth Fund Series I (formerly Invesco Oppenheimer V.I. International Growth Fund); Invesco Advisers, Inc.	1.00%[1]	16.32%	2.15%	5.64%
Seeks capital appreciation.	Invesco V.I. Main Street Small Cap Fund® Series I; Invesco Advisers, Inc.	0.84%	8.70%	8.34%	10.59%
Long-term growth of capital.	Invesco V.I. Technology Fund Series I; Invesco Advisers, Inc.	0.96%	20.47%	10.30%	15.78%
Seeks, over a specified annual outcome period, to provide investors with returns that match those of the S&P 500 Index (the “Underlying Index”) up to an upside cap, while providing a buffer against the first 10% (prior to taking into account any fees and expenses of the fund) of Underlying Index losses.	Invesco® V.I. S&P 500 Buffer Fund - December Series I; Invesco Advisers, Inc.	0.71%[1]	12.53%	N/A	N/A

Investment Objective	Fund; Advisor (Subadvisor)	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Seeks, over a specified annual outcome period, to provide investors with returns that match those of the S&P 500 Index (the “Underlying Index”) up to an upside cap, while providing a buffer against the first 10% (prior to taking into account any fees and expenses of the fund) of Underlying Index losses.	Invesco® V.I. S&P 500 Buffer Fund - June Series I; Invesco Advisers, Inc.	0.71%[1]	13.65%	N/A	N/A
Seeks, over a specified annual outcome period, to provide investors with returns that match those of the S&P 500 Index (the “Underlying Index”) up to an upside cap, while providing a buffer against the first 10% (prior to taking into account any fees and expenses of the fund) of Underlying Index losses.	Invesco® V.I. S&P 500 Buffer Fund - March Series I; Invesco Advisers, Inc.	0.71%[1]	7.64%	N/A	N/A
Seeks, over a specified annual outcome period, to provide investors with returns that match those of the S&P 500 Index (the “Underlying Index”) up to an upside cap, while providing a buffer against the first 10% (prior to taking into account any fees and expenses of the fund) of Underlying Index losses.	Invesco® V.I. S&P 500 Buffer Fund - September Series I; Invesco Advisers, Inc.	0.71%[1]	12.78%	N/A	N/A
Seeks long-term capital growth, consistent with preservation of capital and balanced by current income.	Janus Henderson Balanced Portfolio Institutional Shares; Janus Henderson Investors US LLC	0.62%	15.11%	8.48%	10.14%
Long-term growth of capital.	Janus Henderson Enterprise Portfolio Institutional Shares; Janus Henderson Investors US LLC	0.72%	7.67%	7.62%	12.79%

Investment Objective	Fund; Advisor (Subadvisor)	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Pursues long-term total return using a strategy that seeks to protect against U.S. inflation.	LVIP American Century Inflation Protection Standard Class II2; Lincoln Financial Investments Corporation ("LFI") (American Century Investment Management, Inc.)	0.47%[1]	6.60%	0.87%	2.87%
Seeks long-term capital growth. Income is a secondary objective.	LVIP American Century Mid Cap Value Standard Class II2; Lincoln Financial Investments Corporation ("LFI") (American Century Investment Management, Inc.)	0.86%[1]	8.99%	8.89%	9.12%
Seeks to maximize total return by investing primarily in a diversified portfolio of intermediate- and long-term debt securities.	LVIP JPMorgan Core Bond Fund Standard Class[2]; Lincoln Investment Advisors Corporation (J.P. Morgan Investment Management Inc.("JPMIM"))	0.46%	7.40%	-0.04%	2.11%
Seeks capital appreciation with the secondary goal of achieving current income by investing primarily in equity securities.	LVIP JPMorgan Mid Cap Value Fund Standard Class[2]; Lincoln Investment Advisors Corporation (J.P. Morgan Investment Management Inc.("JPMIM"))	0.74%	4.72%	9.63%	8.77%
Seeks capital appreciation.	MFS International Growth Portfolio – Initial Class; Massachusetts Financial Services Company	0.88%[1]	21.12%	7.07%	9.88%
Seeks capital appreciation.	MFS® New Discovery Series – Initial Class; Massachusetts Financial Services Company	0.87%[1]	12.96%	-0.28%	10.74%
Seeks total return.	MFS® Utilities Series – Initial Class; Massachusetts Financial Services Company	0.78%[1]	15.01%	7.64%	9.49%
Seeks capital appreciation.	MFS® Value Series – Initial Class; Massachusetts Financial Services Company	0.69%[1]	13.01%	9.95%	10.05%
Seeks capital appreciation.	Pacific Select Fund Bond Plus Portfolio Class P; Pacific Life Fund Advisors, LLC	0.46%[1]	7.38%	N/A	N/A

Investment Objective	Fund; Advisor (Subadvisor)	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Seeks capital appreciation.	Pacific Select Fund Capital Appreciation Portfolio Class P; Pacific Life Fund Advisors, LLC	0.75%[1]	N/A	N/A	N/A
Seeks to maximize total return consistent with prudent investment management.	Pacific Select Fund Emerging Markets Debt Portfolio Class P; Pacific Life Fund Advisors LLC (Principal Global Investors, LLC)	0.84%[1]	15.89%	3.62%	5.34%
Seeks a high level of current income.	Pacific Select Fund Floating Rate Income Portfolio Class P; Pacific Life Fund Advisors LLC (Aristotle Pacific Capital LLC)	0.74%	6.52%	6.32%	5.37%
Seeks to provide capital appreciation.	Pacific Select Fund Hedged Equity Portfolio Class P; Pacific Life Fund Advisors LLC (JPMorgan Investment Management, Inc.)	0.66%	7.33%	N/A	N/A
Seeks capital appreciation.	Pacific Select Fund International Equity Plus Bond Alpha Portfolio Class P; Pacific Life Fund Advisors, LLC	0.47%[1]	32.79%	N/A	N/A
Seeks capital appreciation.	Pacific Select Fund Large-Cap Plus Bond Alpha Portfolio Class P; Pacific Life Fund Advisors, LLC	0.46%[1]	18.54%	N/A	N/A
Seeks capital appreciation.	Pacific Select Fund Mid-Cap Plus Bond Alpha Portfolio Class P (formerly called Pacific Select Fund Mid-Cap Equity Portfolio Class P); Pacific Life Fund Advisors LLC (Fidelity Diversifying Solutions LLC)	0.46%[1]	9.26%	7.06%	11.27%
Seeks high, long-term growth of capital.	Pacific Select Fund Pacific Dynamix – Aggressive Growth Portfolio Class P; Pacific Life Fund Advisors LLC	0.39%[1]	19.18%	18.75%	N/A

Investment Objective	Fund; Advisor (Subadvisor)	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Seeks current income and moderate growth of capital.	Pacific Select Fund Pacific Dynamix – Conservative Growth Portfolio Class P; Pacific Life Fund Advisors LLC	0.39%[1]	12.15%	4.55%	N/A
Seeks moderately high, long-term growth of capital with low, current income.	Pacific Select Fund Pacific Dynamix – Growth Portfolio Class P; Pacific Life Fund Advisors LLC	0.39%[1]	16.73%	8.35%	N/A
Seeks long-term growth of capital and low to moderate income.	Pacific Select Fund Pacific Dynamix – Moderate Growth Portfolio Class P; Pacific Life Fund Advisors LLC	0.39%[1]	14.17%	6.72%	N/A
Seeks long-term growth of capital and low to moderate income.	Pacific Select Fund PSF Avantis Balanced Allocation Portfolio Class P; Pacific Life Fund Advisors LLC	0.48%	15.45%	7.20%	8.43%
Seeks capital appreciation.	Pacific Select Fund QQQ Plus Bond Alpha Portfolio Class P; Pacific Life Fund Advisors, LLC (Fidelity Diversifying Solutions LLC)	0.46%[1]	20.67%	N/A	N/A
Seeks capital appreciation.	Pacific Select Fund Small-Cap Plus Bond Alpha Portfolio Class P; Pacific Life Fund Advisors, LLC	0.50%[1]	12.72%	N/A	N/A
Seeks maximum total return, consistent with preservation of capital and prudent investment management.	PIMCO Emerging Markets Bond Portfolio Institutional Class[3]; Pacific Investment Management Company, LLC	1.02%	15.15%	2.60%	5.22%
Seeks maximum total return, consistent with preservation of capital and prudent investment management.	PIMCO Long-Term U.S. Government Portfolio Institutional Class[3]; Pacific Investment Management Company, LLC	2.32%	6.31%	-6.68%	0.16%
Seeks maximum total return, consistent with preservation of capital and prudent investment management.	PIMCO Low Duration Portfolio Institutional Class; Pacific Investment Management Company, LLC	0.51%	5.68%	1.72%	1.94%

Investment Objective	Fund; Advisor (Subadvisor)	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Seeks maximum total return, consistent with preservation of capital and prudent investment management.	PIMCO Total Return Portfolio Institutional Class; Pacific Investment Management Company, LLC	0.58%	9.05%	0.16%	2.51%
Track the total return of the S&P 500 Index.	Schwab S&P 500 Index Portfolio; Schwab Asset Management, Inc.	0.03%	17.83%	14.38%	14.75%
Seeks to provide long-term capital growth. Income is a secondary objective.	T. Rowe Price Blue Chip Growth Portfolio; T. Rowe Price Associates, Inc.	0.75%	18.74%	11.68%	15.54%
Seeks a high level of dividend income and long-term capital growth primarily through investments in stocks.	T. Rowe Price Equity Income Portfolio; T. Rowe Price Associates, Inc.	0.74%	14.36%	11.17%	10.51%
Seeks long-term capital appreciation.	T. Rowe Price Health Sciences Portfolio; T. Rowe Price Associates, Inc.	0.86%	18.10%	4.12%	8.97%
Long-term capital growth.	Templeton Foreign VIP Fund Class 1; Templeton Investment Counsel, LLC	0.83%[1]	29.51%	8.52%	6.01%
High current income, consistent with preservation of capital. Capital appreciation is a secondary consideration.	Templeton Global Bond VIP Fund Class 1; Franklin Advisers, Inc.	0.50%[1]	16.09%	-0.69%	0.11%
Seeks capital appreciation.	TOPS Aggressive ETF Portfolio Class 1 (formerly TOPS Aggressive Growth ETF Portfolio); ValMark Advisers, Inc.	0.29%	19.17%	9.69%	10.71%
Seeks income and capital appreciation.	TOPS Balanced ETF Portfolio Class 1; ValMark Advisers, Inc.	0.29%	13.17%	5.79%	6.66%
Seeks to preserve capital and provide moderate income and moderate capital appreciation.	TOPS Conservative ETF Portfolio Class 1; ValMark Advisers, Inc.	0.31%	10.39%	4.61%	5.25%
Seeks to provide income and capital appreciation with less volatility than the fixed income and equity markets as a whole.	TOPS Managed Risk Balanced ETF Portfolio Class 1; ValMark Advisers, Inc.	0.51%	9.35%	4.11%	5.18%

Investment Objective	Fund; Advisor (Subadvisor)	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Seeks capital appreciation with less volatility than the equity markets as a whole.	TOPS Managed Risk Moderate ETF Portfolio Class 1 (formerly TOPS Managed Risk Moderate Growth ETF Portfolio); ValMark Advisers, Inc.	0.50%	10.58%	4.99%	5.97%
Seeks capital appreciation with less volatility than the equity markets as a whole.	TOPS Managed Risk Moderately Aggressive ETF Portfolio Class 1 (formerly TOPS Managed Risk Growth ETF Portfolio); ValMark Advisers, Inc.	0.50%	11.95%	5.62%	6.39%
Seeks capital appreciation.	TOPS Moderate ETF Portfolio Class 1 (formerly TOPS Moderate Growth ETF Portfolio); ValMark Advisers, Inc.	0.29%	15.50%	7.20%	8.26%
Seeks capital appreciation.	TOPS Moderately Aggressive ETF Portfolio Class 1 (formerly TOPS Growth ETF Portfolio); ValMark Advisers, Inc.	0.29%	18.31%	8.85%	9.80%
Seeks to provide long-term capital appreciation and reasonable current income.	Vanguard VIF Balanced Portfolio; Wellington Management Company LLP	0.20%	16.46%	9.29%	10.01%
Seeks to provide long-term capital appreciation.	Vanguard VIF Capital Growth Portfolio[4]; PRIMECAP Management Company	0.34%	28.98%	13.97%	14.96%
Seeks to provide current income and low to moderate capital appreciation.	Vanguard VIF Conservative Allocation Portfolio; The Vanguard Group, Inc.	0.12%	12.73%	4.22%	6.14%
Seeks to provide long-term capital appreciation and income.	Vanguard VIF Diversified Value Portfolio; Barrow, Hanley, Mewhinney & Strauss, LLC	0.28%	16.83%	13.24%	11.76%
Seeks to provide an above-average level of current income and reasonable long-term capital appreciation.	Vanguard VIF Equity Income Portfolio; Wellington Management Company LLP	0.29%	16.80%	12.59%	11.52%

Investment Objective	Fund; Advisor (Subadvisor)	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Seeks to track the performance of a benchmark index that measures the investment return of large-capitalization stocks.	Vanguard VIF Equity Index Portfolio; The Vanguard Group, Inc.	0.14%	17.70%	14.27%	14.66%
Seeks to track the performance of a benchmark index that measures the investment return of the global, investment-grade, fixed income market.	Vanguard VIF Global Bond Index Portfolio; The Vanguard Group, Inc.	0.13%	5.69%	-0.41%	N/A
Seeks to provide long-term capital appreciation.	Vanguard VIF Growth Portfolio; Wellington Management Company LLP	0.36%	16.89%	11.36%	15.58%
Seeks to provide a high level of current income.	Vanguard VIF High Yield Bond Portfolio; Wellington Management Company LLP	0.24%	9.18%	4.05%	5.62%
Seeks to provide long-term capital appreciation.	Vanguard VIF International Portfolio; Ballie Gifford Overseas Ltd. and Schroder Investment Management North America Inc.	0.32%	19.97%	0.62%	10.48%
Seeks to track the performance of a benchmark index that measures the investment return of mid-capitalization stocks.	Vanguard VIF Mid-Cap Index Portfolio; The Vanguard Group, Inc.	0.17%	11.54%	8.46%	10.77%
Seeks to provide capital appreciation and a low to moderate level of current income.	Vanguard VIF Moderate Allocation Portfolio; The Vanguard Group, Inc.	0.12%	16.19%	6.51%	8.14%
Seeks to provide a high level of income and moderate long-term capital appreciation by tracking the performance of a benchmark index that measures the performance of publicly traded equity REITs and other real estate-related investments.	Vanguard VIF Real Estate Index Portfolio; The Vanguard Group, Inc.	0.26%	3.11%	4.51%	5.08%
Seeks to provide current income while maintaining limited price volatility.	Vanguard VIF Short-Term Investment Grade Portfolio; The Vanguard Group, Inc.	0.14%	6.85%	2.23%	2.81%

Investment Objective	Fund; Advisor (Subadvisor)	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Seeks to track the performance of a broad, market-weighted bond index.	Vanguard VIF Total Bond Market Index Portfolio; The Vanguard Group, Inc.	0.14%	6.94%	-0.51%	1.90%
Seeks to track the performance of a benchmark index that measures the investment return of stocks issued by companies located in developed and emerging markets, excluding the United States.	Vanguard VIF Total International Stock Market Index Portfolio; The Vanguard Group, Inc.	0.09%	32.04%	7.88%	N/A
Seeks to track the performance of a benchmark index that measures the investment return of the overall stock market.	Vanguard VIF Total Stock Market Index Portfolio; The Vanguard Group, Inc.	0.13%	16.93%	12.98%	14.10%
Seeks to maximize total return, consistent with prudent investment management and liquidity needs, by investing to obtain a dollar-weighted average effective duration that is normally within 30% of the average duration of the domestic bond market as a whole.	Western Asset Core Plus VIT Portfolio Class I5; Legg Mason Partners Fund Advisor, LLC	0.54%[1]	7.75%	-1.44%	2.11%

1To help limit Fund expenses, Fund advisers have contractually agreed to reduce investment advisory fees or otherwise reimburse certain of their Funds which reflect temporary fee reductions. There can be no assurance that Fund expense waivers or reimbursements will be extended beyond their current terms as outlined in each Fund prospectus, and they may not cover certain expenses such as extraordinary expenses. See each Fund prospectus for complete information regarding these arrangements.

[2]Effective May 1, 2026, transfer requests and premium allocations designated to this Investment Option are no longer accepted. If you were invested in this option prior to the effective date, you may continue to allocate premiums to this option. If at any time, you reduce your investment in this fund to $0, you will not be able to invest in this fund again in the future.

[3]Effective December 2, 2024, transfer requests and premium allocations designated to the PIMCO VIT Emerging Markets Bond and the PIMCO VIT Long-Term US Government, Investment Options will no longer be accepted.

[4]Effective May 12, 2026, Vanguard VIF Capital Growth Portfolio will be named Vanguard VIF PRIMECAP Portfolio.

[5]Transfer requests and premium allocations designated to this Investment Option will no longer be accepted.

Variable Option [Line Items]
Prospectuses Available [Text Block]

The following is a list of Funds available under the Contract. More information about the Funds is available in the prospectuses for the Funds, which may be amended from time to time and can be found online at https://pacificlife.onlineprospectus.net/pacificlife/products/. You can also request this information at no cost by calling (833) 455-0901 or by sending an email request to Prospectuses@PacificLife.com. Certain Investment Options may not be available depending on the broker-dealer through which the Contract is sold. See APPENDIX: FINANCIAL INTERMEDIARY VARIATIONS in this Prospectus for more information. Depending on the optional benefits you choose, you may not be able to invest in certain Funds. See the Living Benefit Investment Allocation Requirements section after the Fund table below.

The current expenses and performance information below reflects fee and expenses of the Funds, but do not reflect the other fees and expenses that your Contract may charge, such as the Investment Platform Fee. Expenses would be higher and performance would be lower if these other charges were included. Each Fund’s past performance is not necessarily an indication of future performance.

Portfolio Companies [Table Text Block]

Investment Objective	Fund; Advisor (Subadvisor)	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Provide high total return (including income and capital gains) consistent with preservation of capital over the long term.	American Funds IS Asset Allocation Fund Class 1; Capital Research and Management Company℠	0.29%	16.16%	9.24%	10.05%
The fund has two primary investment objectives. It seeks (1) to provide a level of current income that exceeds the average yield on U.S. stocks generally and (2) to provide a growing stream of income over the years. Secondary objective is to provide growth of capital.	American Funds IS Capital Income Builder® Class 1; Capital Research and Management Company℠	0.27%[1]	20.69%	9.36%	7.84%
Provide, over the long term, with a high level of total return consistent with prudent investment management. Total return comprises the income generated by the fund and the changes in the market value of the fund’s investments.	American Funds IS Capital World Bond Fund Class 1; Capital Research and Management Company℠	0.48%	9.55%	-2.27%	1.47%
Provide long-term growth of capital while providing current income.	American Funds IS Capital World Growth and Income Fund Class 1; Capital Research and Management Company℠	0.41%[1]	25.16%	10.56%	11.30%

Investment Objective	Fund; Advisor (Subadvisor)	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Provide long-term growth of capital.	American Funds IS EUPAC Fund Class 1 (formerly American Funds IS International Fund); Capital Research and Management Company℠	0.47%[1]	27.04%	3.66%	7.26%
Provide long-term growth of capital.	American Funds IS Global Growth Fund Class 1; Capital Research and Management Company℠	0.40%[1]	21.98%	8.51%	12.46%
Provide growth of capital.	American Funds IS Growth Fund Class 1; Capital Research and Management Company℠	0.33%	20.54%	13.66%	18.26%
Achieve long-term growth of capital and income.	American Funds IS Growth-Income Fund Class 1; Capital Research and Management Company℠	0.28%	18.37%	14.19%	14.20%
Provide long-term growth of capital while providing current income.	American Funds IS International Growth and Income Fund Class 1; Capital Research and Management Company℠	0.56%	35.83%	7.97%	8.08%
Provide high total return (including income and capital gains) consistent with preservation of capital over the long term while seeking to manage volatility and provide downside protection.	American Funds IS Managed Risk Asset Allocation Fund Class P1; Capital Research and Management Company℠	0.65%	12.01%	6.71%	7.44%
Provide long-term capital appreciation.	American Funds IS New World Fund® Class 1; Capital Research and Management Company℠	0.57%[1]	28.60%	5.59%	9.53%
Provide as high a level of current income as is consistent with the preservation of capital.	American Funds IS The Bond Fund of America Class 1; Capital Research and Management Company℠	0.22%[1]	7.40%	0.10%	2.61%
Provide a high level of current income consistent with prudent investment risk and preservation of capital.	American Funds IS U.S. Government Securities Fund Class 1; Capital Research and Management Company℠	0.25%[1]	8.01%	0.01%	1.95%

Investment Objective	Fund; Advisor (Subadvisor)	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Produce income and to provide an opportunity for growth of principal consistent with sound common stock investing.	American Funds IS Washington Mutual Investors Fund Class 1; Capital Research and Management Company℠	0.25%[1]	17.50%	14.17%	12.65%
Seeks to provide total return.	BlackRock 60/40 Target Allocation ETF V.I. Fund Class I; BlackRock Advisors, LLC	0.33%[1]	15.68%	7.33%	8.74%
Seeks long-term total return and current income.	BlackRock Equity Dividend V.I. Fund Class I; BlackRock Advisors, LLC	0.68%[1]	21.54%	11.72%	11.28%
Seeks high total investment return.	BlackRock Global Allocation V.I. Fund Class I; BlackRock Advisors, LLC	0.76%[1]	19.80%	5.79%	7.59%
Seeks to maximize total return, consistent with income generation and prudent investment management.	BlackRock High Yield V.I. Fund Class I; BlackRock Advisors, LLC	0.54%[1]	9.19%	4.79%	6.31%
Seeks investment results that, before expenses, correspond to the aggregate price and yield performance of the Standard & Poor’s 500 Index.	BlackRock S&P 500 Index V.I. Fund Class I; BlackRock Advisors, LLC	0.13%	17.72%	14.28%	14.63%
Seeks to match the performance of the Russell 2000® Index as closely as possible before the deduction of fund expenses.	BlackRock Small Cap Index V.I. Fund Class I; BlackRock Advisors, LLC	0.22%	12.65%	5.93%	9.44%
Maximize total return, consistent with income generation and prudent investment management.	BlackRock Total Return V.I. Fund Class I; BlackRock Advisors, LLC	0.43%[1]	8.00%	-0.37%	2.18%
Achieve long-term capital appreciation.	Dimensional VA Equity Allocation Portfolio Institutional Class (formerly DFA VA Equity Allocation Portfolio); Dimensional Fund Advisors, LP	0.31%[1]	25.05%	12.45%	N/A

Investment Objective	Fund; Advisor (Subadvisor)	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Provide a market rate of return for a fixed income portfolio with low relative volatility of returns.	Dimensional VA Global Bond Portfolio Institutional Class (formerly DFA VA Global Bond Portfolio); Dimensional Fund Advisors, LP	0.21%	4.88%	1.65%	1.79%
Seeks total return consisting of capital appreciation and current income.	Dimensional VA Global Moderate Allocation Portfolio Institutional Class (formerly DFA VA Global Moderate Allocation Portfolio); Dimensional Fund Advisors, LP	0.28%[1]	17.61%	8.69%	9.52%
Seeks to achieve long-term capital appreciation.	Dimensional VA International Small Portfolio Institutional Class (formerly DFA VA International Small Portfolio); Dimensional Fund Advisors, LP	0.39%	46.16%	10.59%	10.67%
Seeks to achieve long-term capital appreciation.	Dimensional VA International Value Portfolio Institutional Class (formerly DFA VA International Value Portfolio); Dimensional Fund Advisors, LP	0.27%	49.66%	17.11%	13.03%
Achieve a stable real return in excess of the rate of inflation with a minimum of risk.	Dimensional VA Short-Term Fixed Portfolio Institutional Class (formerly DFA VA Short-Term Fixed Portfolio); Dimensional Fund Advisors, LP	0.12%	4.23%	2.77%	2.01%
Achieve long-term capital appreciation.	Dimensional VA U.S. Large Value Portfolio Institutional Class (formerly DFA VA U.S. Large Value Portfolio); Dimensional Fund Advisors, LP	0.21%	20.05%	12.09%	12.17%
Achieve long-term capital appreciation.	Dimensional VA U.S. Targeted Value Portfolio Institutional Class (formerly DFA VA U.S. Targeted Value Portfolio); Dimensional Fund Advisors, LP	0.29%	21.36%	12.11%	12.66%

Investment Objective	Fund; Advisor (Subadvisor)	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Seeks capital appreciation.	Fidelity® VIP Consumer Discretionary Portfolio Initial Class; Fidelity Management & Research Company LLC	0.61%	6.80%	8.10%	12.51%
Seeks long-term capital appreciation.	Fidelity® VIP Contrafund® Portfolio Initial Class; Fidelity Management & Research Company LLC	0.54%	21.52%	15.37%	15.78%
Seeks to capital appreciation.	Fidelity® VIP Emerging Markets Portfolio Initial Class; Fidelity Management & Research Company LLC	0.87%	41.20%	5.88%	10.93%
Seeks capital appreciation.	Fidelity® VIP Energy Portfolio Initial Class; Fidelity Management & Research Company LLC	0.60%	10.59%	24.18%	7.96%
Seeks to provide investment results that correspond to the total return of stocks of mid- to small-capitalization U.S. companies.	Fidelity® VIP Extended Market Index Portfolio Initial Class; Fidelity Management & Research Company LLC	0.12%	12.32%	8.02%	N/A
Seeks as high a level of current income as is consistent with preservation of capital and liquidity.	Fidelity® VIP Government Money Market Portfolio Initial Class; Fidelity Management & Research Company LLC	0.25%	4.13%	3.10%	2.03%
Seeks to provide capital growth.	Fidelity® VIP Growth Opportunities Portfolio Initial Class; Fidelity Management & Research Company LLC	0.56%	22.02%	11.31%	19.94%
Seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500® Index.	Fidelity® VIP Index 500 Portfolio Initial Class; Fidelity Management & Research Company LLC	0.09%	17.78%	14.31%	14.70%
Seeks a high level of current income as is consistent with the preservation of capital.	Fidelity® VIP Investment Grade Bond Portfolio Initial Class; Fidelity Management & Research Company LLC	0.37%	7.22%	0.06%	2.71%

Investment Objective	Fund; Advisor (Subadvisor)	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Seeks capital appreciation.	Fidelity® VIP Value Strategies Portfolio Initial Class; Fidelity Management & Research Company LLC	0.59%	7.99%	12.14%	10.82%
To maximize income while maintain prospects for capital appreciation.	Franklin Income VIP Fund Class 1; Franklin Advisers, Inc.	0.47%	12.87%	7.92%	7.52%
Capital Appreciation. Its secondary goal is income.	Franklin Mutual Shares VIP Fund Class 1; Franklin Mutual Advisers, LLC	0.69%	11.81%	9.49%	7.80%
Seeks long-term capital appreciation, with preservation of capital as an important consideration.	Franklin Rising Dividends VIP Fund Class 1; Franklin Advisers, Inc.	0.64%	12.05%	9.77%	12.37%
Long-term total return.	Franklin Small Cap Value VIP Fund Class 1; Franklin Mutual Advisers, LLC	0.66%[1]	7.90%	9.13%	10.09%
Long-term capital growth.	Franklin Small-Mid Cap Growth VIP Fund Class 1; Franklin Advisers, Inc.	0.84%	2.70%	1.27%	10.16%
High level of current income. A secondary goal is long-term capital appreciation.	Franklin Strategic Income VIP Fund Class 1; Franklin Advisers, Inc.	0.82%[1]	7.42%	2.15%	3.36%
Seeks long-term capital appreciation.	Goldman Sachs VIT Large Cap Value Fund Institutional Shares; Goldman Sachs Asset Management, L.P.	0.70%[1]	10.88%	11.26%	9.61%
Seeks long-term capital appreciation.	Goldman Sachs VIT Mid Cap Value Fund Institutional Shares; Goldman Sachs Asset Management, L.P.	0.81%[1]	9.39%	10.05%	10.02%
Seeks long-term capital appreciation.	Goldman Sachs VIT Strategic Growth Fund Institutional Shares; Goldman Sachs Asset Management, L.P.	0.70%[1]	17.92%	12.75%	16.41%
Seeks total return while seeking to provide volatility management.	Goldman Sachs VIT Trend Driven Allocation Fund Institutional Shares; Goldman Sachs Asset Management, L.P.	0.71%[1]	10.13%	6.16%	6.02%

Investment Objective	Fund; Advisor (Subadvisor)	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Long-term capital appreciation.	Invesco V.I. American Value Fund Series I; Invesco Advisers, Inc.	0.89%	21.00%	17.85%	12.29%
Total return with a low to moderate correlation to traditional financial market indices.	Invesco V.I. Balanced-Risk Allocation Fund Series I; Invesco Advisers, Inc.	0.88%[1]	9.01%	2.53%	5.17%
Seeks capital appreciation.	Invesco V.I. Discovery Mid Cap Growth Fund Series I; Invesco Advisers, Inc.	0.86%	4.79%	3.90%	11.38%
Long-term growth of capital.	Invesco V.I. EQV International Equity Fund Series I; Invesco Advisers, Inc.	0.90%	16.50%	3.68%	6.22%
Seeks capital appreciation.	Invesco V.I. International Growth Fund Series I (formerly Invesco Oppenheimer V.I. International Growth Fund); Invesco Advisers, Inc.	1.00%[1]	16.32%	2.15%	5.64%
Seeks capital appreciation.	Invesco V.I. Main Street Small Cap Fund® Series I; Invesco Advisers, Inc.	0.84%	8.70%	8.34%	10.59%
Long-term growth of capital.	Invesco V.I. Technology Fund Series I; Invesco Advisers, Inc.	0.96%	20.47%	10.30%	15.78%
Seeks, over a specified annual outcome period, to provide investors with returns that match those of the S&P 500 Index (the “Underlying Index”) up to an upside cap, while providing a buffer against the first 10% (prior to taking into account any fees and expenses of the fund) of Underlying Index losses.	Invesco® V.I. S&P 500 Buffer Fund - December Series I; Invesco Advisers, Inc.	0.71%[1]	12.53%	N/A	N/A

Investment Objective	Fund; Advisor (Subadvisor)	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Seeks, over a specified annual outcome period, to provide investors with returns that match those of the S&P 500 Index (the “Underlying Index”) up to an upside cap, while providing a buffer against the first 10% (prior to taking into account any fees and expenses of the fund) of Underlying Index losses.	Invesco® V.I. S&P 500 Buffer Fund - June Series I; Invesco Advisers, Inc.	0.71%[1]	13.65%	N/A	N/A
Seeks, over a specified annual outcome period, to provide investors with returns that match those of the S&P 500 Index (the “Underlying Index”) up to an upside cap, while providing a buffer against the first 10% (prior to taking into account any fees and expenses of the fund) of Underlying Index losses.	Invesco® V.I. S&P 500 Buffer Fund - March Series I; Invesco Advisers, Inc.	0.71%[1]	7.64%	N/A	N/A
Seeks, over a specified annual outcome period, to provide investors with returns that match those of the S&P 500 Index (the “Underlying Index”) up to an upside cap, while providing a buffer against the first 10% (prior to taking into account any fees and expenses of the fund) of Underlying Index losses.	Invesco® V.I. S&P 500 Buffer Fund - September Series I; Invesco Advisers, Inc.	0.71%[1]	12.78%	N/A	N/A
Seeks long-term capital growth, consistent with preservation of capital and balanced by current income.	Janus Henderson Balanced Portfolio Institutional Shares; Janus Henderson Investors US LLC	0.62%	15.11%	8.48%	10.14%
Long-term growth of capital.	Janus Henderson Enterprise Portfolio Institutional Shares; Janus Henderson Investors US LLC	0.72%	7.67%	7.62%	12.79%

Investment Objective	Fund; Advisor (Subadvisor)	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Pursues long-term total return using a strategy that seeks to protect against U.S. inflation.	LVIP American Century Inflation Protection Standard Class II2; Lincoln Financial Investments Corporation ("LFI") (American Century Investment Management, Inc.)	0.47%[1]	6.60%	0.87%	2.87%
Seeks long-term capital growth. Income is a secondary objective.	LVIP American Century Mid Cap Value Standard Class II2; Lincoln Financial Investments Corporation ("LFI") (American Century Investment Management, Inc.)	0.86%[1]	8.99%	8.89%	9.12%
Seeks to maximize total return by investing primarily in a diversified portfolio of intermediate- and long-term debt securities.	LVIP JPMorgan Core Bond Fund Standard Class[2]; Lincoln Investment Advisors Corporation (J.P. Morgan Investment Management Inc.("JPMIM"))	0.46%	7.40%	-0.04%	2.11%
Seeks capital appreciation with the secondary goal of achieving current income by investing primarily in equity securities.	LVIP JPMorgan Mid Cap Value Fund Standard Class[2]; Lincoln Investment Advisors Corporation (J.P. Morgan Investment Management Inc.("JPMIM"))	0.74%	4.72%	9.63%	8.77%
Seeks capital appreciation.	MFS International Growth Portfolio – Initial Class; Massachusetts Financial Services Company	0.88%[1]	21.12%	7.07%	9.88%
Seeks capital appreciation.	MFS® New Discovery Series – Initial Class; Massachusetts Financial Services Company	0.87%[1]	12.96%	-0.28%	10.74%
Seeks total return.	MFS® Utilities Series – Initial Class; Massachusetts Financial Services Company	0.78%[1]	15.01%	7.64%	9.49%
Seeks capital appreciation.	MFS® Value Series – Initial Class; Massachusetts Financial Services Company	0.69%[1]	13.01%	9.95%	10.05%
Seeks capital appreciation.	Pacific Select Fund Bond Plus Portfolio Class P; Pacific Life Fund Advisors, LLC	0.46%[1]	7.38%	N/A	N/A

Investment Objective	Fund; Advisor (Subadvisor)	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Seeks capital appreciation.	Pacific Select Fund Capital Appreciation Portfolio Class P; Pacific Life Fund Advisors, LLC	0.75%[1]	N/A	N/A	N/A
Seeks to maximize total return consistent with prudent investment management.	Pacific Select Fund Emerging Markets Debt Portfolio Class P; Pacific Life Fund Advisors LLC (Principal Global Investors, LLC)	0.84%[1]	15.89%	3.62%	5.34%
Seeks a high level of current income.	Pacific Select Fund Floating Rate Income Portfolio Class P; Pacific Life Fund Advisors LLC (Aristotle Pacific Capital LLC)	0.74%	6.52%	6.32%	5.37%
Seeks to provide capital appreciation.	Pacific Select Fund Hedged Equity Portfolio Class P; Pacific Life Fund Advisors LLC (JPMorgan Investment Management, Inc.)	0.66%	7.33%	N/A	N/A
Seeks capital appreciation.	Pacific Select Fund International Equity Plus Bond Alpha Portfolio Class P; Pacific Life Fund Advisors, LLC	0.47%[1]	32.79%	N/A	N/A
Seeks capital appreciation.	Pacific Select Fund Large-Cap Plus Bond Alpha Portfolio Class P; Pacific Life Fund Advisors, LLC	0.46%[1]	18.54%	N/A	N/A
Seeks capital appreciation.	Pacific Select Fund Mid-Cap Plus Bond Alpha Portfolio Class P (formerly called Pacific Select Fund Mid-Cap Equity Portfolio Class P); Pacific Life Fund Advisors LLC (Fidelity Diversifying Solutions LLC)	0.46%[1]	9.26%	7.06%	11.27%
Seeks high, long-term growth of capital.	Pacific Select Fund Pacific Dynamix – Aggressive Growth Portfolio Class P; Pacific Life Fund Advisors LLC	0.39%[1]	19.18%	18.75%	N/A

Investment Objective	Fund; Advisor (Subadvisor)	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Seeks current income and moderate growth of capital.	Pacific Select Fund Pacific Dynamix – Conservative Growth Portfolio Class P; Pacific Life Fund Advisors LLC	0.39%[1]	12.15%	4.55%	N/A
Seeks moderately high, long-term growth of capital with low, current income.	Pacific Select Fund Pacific Dynamix – Growth Portfolio Class P; Pacific Life Fund Advisors LLC	0.39%[1]	16.73%	8.35%	N/A
Seeks long-term growth of capital and low to moderate income.	Pacific Select Fund Pacific Dynamix – Moderate Growth Portfolio Class P; Pacific Life Fund Advisors LLC	0.39%[1]	14.17%	6.72%	N/A
Seeks long-term growth of capital and low to moderate income.	Pacific Select Fund PSF Avantis Balanced Allocation Portfolio Class P; Pacific Life Fund Advisors LLC	0.48%	15.45%	7.20%	8.43%
Seeks capital appreciation.	Pacific Select Fund QQQ Plus Bond Alpha Portfolio Class P; Pacific Life Fund Advisors, LLC (Fidelity Diversifying Solutions LLC)	0.46%[1]	20.67%	N/A	N/A
Seeks capital appreciation.	Pacific Select Fund Small-Cap Plus Bond Alpha Portfolio Class P; Pacific Life Fund Advisors, LLC	0.50%[1]	12.72%	N/A	N/A
Seeks maximum total return, consistent with preservation of capital and prudent investment management.	PIMCO Emerging Markets Bond Portfolio Institutional Class[3]; Pacific Investment Management Company, LLC	1.02%	15.15%	2.60%	5.22%
Seeks maximum total return, consistent with preservation of capital and prudent investment management.	PIMCO Long-Term U.S. Government Portfolio Institutional Class[3]; Pacific Investment Management Company, LLC	2.32%	6.31%	-6.68%	0.16%
Seeks maximum total return, consistent with preservation of capital and prudent investment management.	PIMCO Low Duration Portfolio Institutional Class; Pacific Investment Management Company, LLC	0.51%	5.68%	1.72%	1.94%

Investment Objective	Fund; Advisor (Subadvisor)	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Seeks maximum total return, consistent with preservation of capital and prudent investment management.	PIMCO Total Return Portfolio Institutional Class; Pacific Investment Management Company, LLC	0.58%	9.05%	0.16%	2.51%
Track the total return of the S&P 500 Index.	Schwab S&P 500 Index Portfolio; Schwab Asset Management, Inc.	0.03%	17.83%	14.38%	14.75%
Seeks to provide long-term capital growth. Income is a secondary objective.	T. Rowe Price Blue Chip Growth Portfolio; T. Rowe Price Associates, Inc.	0.75%	18.74%	11.68%	15.54%
Seeks a high level of dividend income and long-term capital growth primarily through investments in stocks.	T. Rowe Price Equity Income Portfolio; T. Rowe Price Associates, Inc.	0.74%	14.36%	11.17%	10.51%
Seeks long-term capital appreciation.	T. Rowe Price Health Sciences Portfolio; T. Rowe Price Associates, Inc.	0.86%	18.10%	4.12%	8.97%
Long-term capital growth.	Templeton Foreign VIP Fund Class 1; Templeton Investment Counsel, LLC	0.83%[1]	29.51%	8.52%	6.01%
High current income, consistent with preservation of capital. Capital appreciation is a secondary consideration.	Templeton Global Bond VIP Fund Class 1; Franklin Advisers, Inc.	0.50%[1]	16.09%	-0.69%	0.11%
Seeks capital appreciation.	TOPS Aggressive ETF Portfolio Class 1 (formerly TOPS Aggressive Growth ETF Portfolio); ValMark Advisers, Inc.	0.29%	19.17%	9.69%	10.71%
Seeks income and capital appreciation.	TOPS Balanced ETF Portfolio Class 1; ValMark Advisers, Inc.	0.29%	13.17%	5.79%	6.66%
Seeks to preserve capital and provide moderate income and moderate capital appreciation.	TOPS Conservative ETF Portfolio Class 1; ValMark Advisers, Inc.	0.31%	10.39%	4.61%	5.25%
Seeks to provide income and capital appreciation with less volatility than the fixed income and equity markets as a whole.	TOPS Managed Risk Balanced ETF Portfolio Class 1; ValMark Advisers, Inc.	0.51%	9.35%	4.11%	5.18%

Investment Objective	Fund; Advisor (Subadvisor)	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Seeks capital appreciation with less volatility than the equity markets as a whole.	TOPS Managed Risk Moderate ETF Portfolio Class 1 (formerly TOPS Managed Risk Moderate Growth ETF Portfolio); ValMark Advisers, Inc.	0.50%	10.58%	4.99%	5.97%
Seeks capital appreciation with less volatility than the equity markets as a whole.	TOPS Managed Risk Moderately Aggressive ETF Portfolio Class 1 (formerly TOPS Managed Risk Growth ETF Portfolio); ValMark Advisers, Inc.	0.50%	11.95%	5.62%	6.39%
Seeks capital appreciation.	TOPS Moderate ETF Portfolio Class 1 (formerly TOPS Moderate Growth ETF Portfolio); ValMark Advisers, Inc.	0.29%	15.50%	7.20%	8.26%
Seeks capital appreciation.	TOPS Moderately Aggressive ETF Portfolio Class 1 (formerly TOPS Growth ETF Portfolio); ValMark Advisers, Inc.	0.29%	18.31%	8.85%	9.80%
Seeks to provide long-term capital appreciation and reasonable current income.	Vanguard VIF Balanced Portfolio; Wellington Management Company LLP	0.20%	16.46%	9.29%	10.01%
Seeks to provide long-term capital appreciation.	Vanguard VIF Capital Growth Portfolio[4]; PRIMECAP Management Company	0.34%	28.98%	13.97%	14.96%
Seeks to provide current income and low to moderate capital appreciation.	Vanguard VIF Conservative Allocation Portfolio; The Vanguard Group, Inc.	0.12%	12.73%	4.22%	6.14%
Seeks to provide long-term capital appreciation and income.	Vanguard VIF Diversified Value Portfolio; Barrow, Hanley, Mewhinney & Strauss, LLC	0.28%	16.83%	13.24%	11.76%
Seeks to provide an above-average level of current income and reasonable long-term capital appreciation.	Vanguard VIF Equity Income Portfolio; Wellington Management Company LLP	0.29%	16.80%	12.59%	11.52%

Investment Objective	Fund; Advisor (Subadvisor)	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Seeks to track the performance of a benchmark index that measures the investment return of large-capitalization stocks.	Vanguard VIF Equity Index Portfolio; The Vanguard Group, Inc.	0.14%	17.70%	14.27%	14.66%
Seeks to track the performance of a benchmark index that measures the investment return of the global, investment-grade, fixed income market.	Vanguard VIF Global Bond Index Portfolio; The Vanguard Group, Inc.	0.13%	5.69%	-0.41%	N/A
Seeks to provide long-term capital appreciation.	Vanguard VIF Growth Portfolio; Wellington Management Company LLP	0.36%	16.89%	11.36%	15.58%
Seeks to provide a high level of current income.	Vanguard VIF High Yield Bond Portfolio; Wellington Management Company LLP	0.24%	9.18%	4.05%	5.62%
Seeks to provide long-term capital appreciation.	Vanguard VIF International Portfolio; Ballie Gifford Overseas Ltd. and Schroder Investment Management North America Inc.	0.32%	19.97%	0.62%	10.48%
Seeks to track the performance of a benchmark index that measures the investment return of mid-capitalization stocks.	Vanguard VIF Mid-Cap Index Portfolio; The Vanguard Group, Inc.	0.17%	11.54%	8.46%	10.77%
Seeks to provide capital appreciation and a low to moderate level of current income.	Vanguard VIF Moderate Allocation Portfolio; The Vanguard Group, Inc.	0.12%	16.19%	6.51%	8.14%
Seeks to provide a high level of income and moderate long-term capital appreciation by tracking the performance of a benchmark index that measures the performance of publicly traded equity REITs and other real estate-related investments.	Vanguard VIF Real Estate Index Portfolio; The Vanguard Group, Inc.	0.26%	3.11%	4.51%	5.08%
Seeks to provide current income while maintaining limited price volatility.	Vanguard VIF Short-Term Investment Grade Portfolio; The Vanguard Group, Inc.	0.14%	6.85%	2.23%	2.81%

Investment Objective	Fund; Advisor (Subadvisor)	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Seeks to track the performance of a broad, market-weighted bond index.	Vanguard VIF Total Bond Market Index Portfolio; The Vanguard Group, Inc.	0.14%	6.94%	-0.51%	1.90%
Seeks to track the performance of a benchmark index that measures the investment return of stocks issued by companies located in developed and emerging markets, excluding the United States.	Vanguard VIF Total International Stock Market Index Portfolio; The Vanguard Group, Inc.	0.09%	32.04%	7.88%	N/A
Seeks to track the performance of a benchmark index that measures the investment return of the overall stock market.	Vanguard VIF Total Stock Market Index Portfolio; The Vanguard Group, Inc.	0.13%	16.93%	12.98%	14.10%
Seeks to maximize total return, consistent with prudent investment management and liquidity needs, by investing to obtain a dollar-weighted average effective duration that is normally within 30% of the average duration of the domestic bond market as a whole.	Western Asset Core Plus VIT Portfolio Class I5; Legg Mason Partners Fund Advisor, LLC	0.54%[1]	7.75%	-1.44%	2.11%

1To help limit Fund expenses, Fund advisers have contractually agreed to reduce investment advisory fees or otherwise reimburse certain of their Funds which reflect temporary fee reductions. There can be no assurance that Fund expense waivers or reimbursements will be extended beyond their current terms as outlined in each Fund prospectus, and they may not cover certain expenses such as extraordinary expenses. See each Fund prospectus for complete information regarding these arrangements.

[2]Effective May 1, 2026, transfer requests and premium allocations designated to this Investment Option are no longer accepted. If you were invested in this option prior to the effective date, you may continue to allocate premiums to this option. If at any time, you reduce your investment in this fund to $0, you will not be able to invest in this fund again in the future.

[3]Effective December 2, 2024, transfer requests and premium allocations designated to the PIMCO VIT Emerging Markets Bond and the PIMCO VIT Long-Term US Government, Investment Options will no longer be accepted.

[4]Effective May 12, 2026, Vanguard VIF Capital Growth Portfolio will be named Vanguard VIF PRIMECAP Portfolio.

[5]Transfer requests and premium allocations designated to this Investment Option will no longer be accepted.

Temporary Fee Reductions, Current Expenses [Text Block]	To help limit Fund expenses, Fund advisers have contractually agreed to reduce investment advisory fees or otherwise reimburse certain of their Funds which reflect temporary fee reductions. There can be no assurance that Fund expense waivers or reimbursements will be extended beyond their current terms as outlined in each Fund prospectus, and they may not cover certain expenses such as extraordinary expenses. See each Fund prospectus for complete information regarding these arrangements.
American Funds IS Asset Allocation Fund Class 1 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Provide high total return (including income and capital gains) consistent with preservation of capital over the long term.
Portfolio Company Name [Text Block]	American Funds IS Asset Allocation Fund Class 1
Portfolio Company Adviser [Text Block]	Capital Research and Management Company℠
Current Expenses [Percent]	0.29%
Average Annual Total Returns, 1 Year [Percent]	16.16%
Average Annual Total Returns, 5 Years [Percent]	9.24%
Average Annual Total Returns, 10 Years [Percent]	10.05%
American Funds IS Capital Income Builder® Class 1 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	The fund has two primary investment objectives. It seeks (1) to provide a level of current income that exceeds the average yield on U.S. stocks generally and (2) to provide a growing stream of income over the years. Secondary objective is to provide growth of capital.
Portfolio Company Name [Text Block]	American Funds IS Capital Income Builder® Class 1
Portfolio Company Adviser [Text Block]	Capital Research and Management Company℠
Current Expenses [Percent]	0.27%	[6]
Average Annual Total Returns, 1 Year [Percent]	20.69%
Average Annual Total Returns, 5 Years [Percent]	9.36%
Average Annual Total Returns, 10 Years [Percent]	7.84%
American Funds IS Capital World Bond Fund Class 1 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Provide, over the long term, with a high level of total return consistent with prudent investment management. Total return comprises the income generated by the fund and the changes in the market value of the fund’s investments.
Portfolio Company Name [Text Block]	American Funds IS Capital World Bond Fund Class 1
Portfolio Company Adviser [Text Block]	Capital Research and Management Company℠
Current Expenses [Percent]	0.48%
Average Annual Total Returns, 1 Year [Percent]	9.55%
Average Annual Total Returns, 5 Years [Percent]	(2.27%)
Average Annual Total Returns, 10 Years [Percent]	1.47%
American Funds IS Capital World Growth and Income Fund Class 1 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Provide long-term growth of capital while providing current income.
Portfolio Company Name [Text Block]	American Funds IS Capital World Growth and Income Fund Class 1
Portfolio Company Adviser [Text Block]	Capital Research and Management Company℠
Current Expenses [Percent]	0.41%	[6]
Average Annual Total Returns, 1 Year [Percent]	25.16%
Average Annual Total Returns, 5 Years [Percent]	10.56%
Average Annual Total Returns, 10 Years [Percent]	11.30%
American Funds IS EUPAC Fund Class 1 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Provide long-term growth of capital.
Portfolio Company Name [Text Block]	American Funds IS EUPAC Fund Class 1 (formerly American Funds IS International Fund)
Portfolio Company Adviser [Text Block]	Capital Research and Management Company℠
Current Expenses [Percent]	0.47%
Average Annual Total Returns, 1 Year [Percent]	27.04%
Average Annual Total Returns, 5 Years [Percent]	3.66%
Average Annual Total Returns, 10 Years [Percent]	7.26%
American Funds IS Global Growth Fund Class 1 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Provide long-term growth of capital.
Portfolio Company Name [Text Block]	American Funds IS Global Growth Fund Class 1
Portfolio Company Adviser [Text Block]	Capital Research and Management Company℠
Current Expenses [Percent]	0.40%	[6]
Average Annual Total Returns, 1 Year [Percent]	21.98%
Average Annual Total Returns, 5 Years [Percent]	8.51%
Average Annual Total Returns, 10 Years [Percent]	12.46%
American Funds IS Growth Fund Class 1 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Provide growth of capital.
Portfolio Company Name [Text Block]	American Funds IS Growth Fund Class 1
Portfolio Company Adviser [Text Block]	Capital Research and Management Company℠
Current Expenses [Percent]	0.33%
Average Annual Total Returns, 1 Year [Percent]	20.54%
Average Annual Total Returns, 5 Years [Percent]	13.66%
Average Annual Total Returns, 10 Years [Percent]	18.26%
American Funds IS Growth-Income Fund Class 1 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Achieve long-term growth of capital and income.
Portfolio Company Name [Text Block]	American Funds IS Growth-Income Fund Class 1
Portfolio Company Adviser [Text Block]	Capital Research and Management Company℠
Current Expenses [Percent]	0.28%
Average Annual Total Returns, 1 Year [Percent]	18.37%
Average Annual Total Returns, 5 Years [Percent]	14.19%
Average Annual Total Returns, 10 Years [Percent]	14.20%
American Funds IS International Growth and Income Fund Class 1 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Provide long-term growth of capital while providing current income.
Portfolio Company Name [Text Block]	American Funds IS International Growth and Income Fund Class 1
Portfolio Company Adviser [Text Block]	Capital Research and Management Company℠
Current Expenses [Percent]	0.56%
Average Annual Total Returns, 1 Year [Percent]	35.83%
Average Annual Total Returns, 5 Years [Percent]	7.97%
Average Annual Total Returns, 10 Years [Percent]	8.08%
American Funds IS Managed Risk Asset Allocation Fund Class P1 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Provide high total return (including income and capital gains) consistent with preservation of capital over the long term while seeking to manage volatility and provide downside protection.
Portfolio Company Name [Text Block]	American Funds IS Managed Risk Asset Allocation Fund Class P1
Portfolio Company Adviser [Text Block]	Capital Research and Management Company℠
Current Expenses [Percent]	0.65%
Average Annual Total Returns, 1 Year [Percent]	12.01%
Average Annual Total Returns, 5 Years [Percent]	6.71%
Average Annual Total Returns, 10 Years [Percent]	7.44%
American Funds IS New World Fund® Class 1 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Provide long-term capital appreciation.
Portfolio Company Name [Text Block]	American Funds IS New World Fund® Class 1
Portfolio Company Adviser [Text Block]	Capital Research and Management Company℠
Current Expenses [Percent]	0.57%	[6]
Average Annual Total Returns, 1 Year [Percent]	28.60%
Average Annual Total Returns, 5 Years [Percent]	5.59%
Average Annual Total Returns, 10 Years [Percent]	9.53%
American Funds IS The Bond Fund of America Class 1 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Provide as high a level of current income as is consistent with the preservation of capital.
Portfolio Company Name [Text Block]	American Funds IS The Bond Fund of America Class 1
Portfolio Company Adviser [Text Block]	Capital Research and Management Company℠
Current Expenses [Percent]	0.22%	[6]
Average Annual Total Returns, 1 Year [Percent]	7.40%
Average Annual Total Returns, 5 Years [Percent]	0.10%
Average Annual Total Returns, 10 Years [Percent]	2.61%
American Funds IS U.S. Government Securities Fund Class 1 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Provide a high level of current income consistent with prudent investment risk and preservation of capital.
Portfolio Company Name [Text Block]	American Funds IS U.S. Government Securities Fund Class 1
Portfolio Company Adviser [Text Block]	Capital Research and Management Company℠
Current Expenses [Percent]	0.25%	[6]
Average Annual Total Returns, 1 Year [Percent]	8.01%
Average Annual Total Returns, 5 Years [Percent]	0.01%
Average Annual Total Returns, 10 Years [Percent]	1.95%
American Funds IS Washington Mutual Investors Fund Class 1 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Produce income and to provide an opportunity for growth of principal consistent with sound common stock investing.
Portfolio Company Name [Text Block]	American Funds IS Washington Mutual Investors Fund Class 1
Portfolio Company Adviser [Text Block]	Capital Research and Management Company℠
Current Expenses [Percent]	0.25%	[6]
Average Annual Total Returns, 1 Year [Percent]	17.50%
Average Annual Total Returns, 5 Years [Percent]	14.17%
Average Annual Total Returns, 10 Years [Percent]	12.65%
BlackRock 60/40 Target Allocation ETF V.I. Fund Class I [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to provide total return.
Portfolio Company Name [Text Block]	BlackRock 60/40 Target Allocation ETF V.I. Fund Class I
Portfolio Company Adviser [Text Block]	BlackRock Advisors, LLC
Current Expenses [Percent]	0.33%	[6]
Average Annual Total Returns, 1 Year [Percent]	15.68%
Average Annual Total Returns, 5 Years [Percent]	7.33%
Average Annual Total Returns, 10 Years [Percent]	8.74%
BlackRock Equity Dividend V.I. Fund Class I [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks long-term total return and current income.
Portfolio Company Name [Text Block]	BlackRock Equity Dividend V.I. Fund Class I
Portfolio Company Adviser [Text Block]	BlackRock Advisors, LLC
Current Expenses [Percent]	0.68%	[6]
Average Annual Total Returns, 1 Year [Percent]	21.54%
Average Annual Total Returns, 5 Years [Percent]	11.72%
Average Annual Total Returns, 10 Years [Percent]	11.28%
BlackRock Global Allocation V.I. Fund Class I [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks high total investment return.
Portfolio Company Name [Text Block]	BlackRock Global Allocation V.I. Fund Class I
Portfolio Company Adviser [Text Block]	BlackRock Advisors, LLC
Current Expenses [Percent]	0.76%	[6]
Average Annual Total Returns, 1 Year [Percent]	19.80%
Average Annual Total Returns, 5 Years [Percent]	5.79%
Average Annual Total Returns, 10 Years [Percent]	7.59%
BlackRock High Yield V.I. Fund Class I [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to maximize total return, consistent with income generation and prudent investment management.
Portfolio Company Name [Text Block]	BlackRock High Yield V.I. Fund Class I
Portfolio Company Adviser [Text Block]	BlackRock Advisors, LLC
Current Expenses [Percent]	0.54%	[6]
Average Annual Total Returns, 1 Year [Percent]	9.19%
Average Annual Total Returns, 5 Years [Percent]	4.79%
Average Annual Total Returns, 10 Years [Percent]	6.31%
BlackRock S&P 500 Index V.I. Fund Class I [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks investment results that, before expenses, correspond to the aggregate price and yield performance of the Standard & Poor’s 500 Index.
Portfolio Company Name [Text Block]	BlackRock S&P 500 Index V.I. Fund Class I
Portfolio Company Adviser [Text Block]	BlackRock Advisors, LLC
Current Expenses [Percent]	0.13%
Average Annual Total Returns, 1 Year [Percent]	17.72%
Average Annual Total Returns, 5 Years [Percent]	14.28%
Average Annual Total Returns, 10 Years [Percent]	14.63%
BlackRock Small Cap Index V.I. Fund Class I [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to match the performance of the Russell 2000® Index as closely as possible before the deduction of fund expenses.
Portfolio Company Name [Text Block]	BlackRock Small Cap Index V.I. Fund Class I
Portfolio Company Adviser [Text Block]	BlackRock Advisors, LLC
Current Expenses [Percent]	0.22%
Average Annual Total Returns, 1 Year [Percent]	12.65%
Average Annual Total Returns, 5 Years [Percent]	5.93%
Average Annual Total Returns, 10 Years [Percent]	9.44%
BlackRock Total Return V.I. Fund Class I [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Maximize total return, consistent with income generation and prudent investment management.
Portfolio Company Name [Text Block]	BlackRock Total Return V.I. Fund Class I
Portfolio Company Adviser [Text Block]	BlackRock Advisors, LLC
Current Expenses [Percent]	0.43%	[6]
Average Annual Total Returns, 1 Year [Percent]	8.00%
Average Annual Total Returns, 5 Years [Percent]	(0.37%)
Average Annual Total Returns, 10 Years [Percent]	2.18%
Dimensional VA Equity Allocation Portfolio Institutional Class [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Achieve long-term capital appreciation.
Portfolio Company Name [Text Block]	Dimensional VA Equity Allocation Portfolio Institutional Class (formerly DFA VA Equity Allocation Portfolio)
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors, LP
Current Expenses [Percent]	0.31%	[6]
Average Annual Total Returns, 1 Year [Percent]	25.05%
Average Annual Total Returns, 5 Years [Percent]	12.45%
Dimensional VA Global Bond Portfolio Institutional Class [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Provide a market rate of return for a fixed income portfolio with low relative volatility of returns.
Portfolio Company Name [Text Block]	Dimensional VA Global Bond Portfolio Institutional Class (formerly DFA VA Global Bond Portfolio)
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors, LP
Current Expenses [Percent]	0.21%
Average Annual Total Returns, 1 Year [Percent]	4.88%
Average Annual Total Returns, 5 Years [Percent]	1.65%
Average Annual Total Returns, 10 Years [Percent]	1.79%
Dimensional VA Global Moderate Allocation Portfolio Institutional Class [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks total return consisting of capital appreciation and current income.
Portfolio Company Name [Text Block]	Dimensional VA Global Moderate Allocation Portfolio Institutional Class (formerly DFA VA Global Moderate Allocation Portfolio)
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors, LP
Current Expenses [Percent]	0.28%	[6]
Average Annual Total Returns, 1 Year [Percent]	17.61%
Average Annual Total Returns, 5 Years [Percent]	8.69%
Average Annual Total Returns, 10 Years [Percent]	9.52%
Dimensional VA International Small Portfolio Institutional Class [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to achieve long-term capital appreciation.
Portfolio Company Name [Text Block]	Dimensional VA International Small Portfolio Institutional Class (formerly DFA VA International Small Portfolio)
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors, LP
Current Expenses [Percent]	0.39%
Average Annual Total Returns, 1 Year [Percent]	46.16%
Average Annual Total Returns, 5 Years [Percent]	10.59%
Average Annual Total Returns, 10 Years [Percent]	10.67%
Dimensional VA International Value Portfolio Institutional Class [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to achieve long-term capital appreciation.
Portfolio Company Name [Text Block]	Dimensional VA International Value Portfolio Institutional Class (formerly DFA VA International Value Portfolio)
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors, LP
Current Expenses [Percent]	0.27%
Average Annual Total Returns, 1 Year [Percent]	49.66%
Average Annual Total Returns, 5 Years [Percent]	17.11%
Average Annual Total Returns, 10 Years [Percent]	13.03%
Dimensional VA Short-Term Fixed Portfolio Institutional Class [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Achieve a stable real return in excess of the rate of inflation with a minimum of risk.
Portfolio Company Name [Text Block]	Dimensional VA Short-Term Fixed Portfolio Institutional Class (formerly DFA VA Short-Term Fixed Portfolio)
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors, LP
Current Expenses [Percent]	0.12%
Average Annual Total Returns, 1 Year [Percent]	4.23%
Average Annual Total Returns, 5 Years [Percent]	2.77%
Average Annual Total Returns, 10 Years [Percent]	2.01%
Dimensional VA U.S. Large Value Portfolio Institutional Class [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Achieve long-term capital appreciation.
Portfolio Company Name [Text Block]	Dimensional VA U.S. Large Value Portfolio Institutional Class (formerly DFA VA U.S. Large Value Portfolio)
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors, LP
Current Expenses [Percent]	0.21%
Average Annual Total Returns, 1 Year [Percent]	20.05%
Average Annual Total Returns, 5 Years [Percent]	12.09%
Average Annual Total Returns, 10 Years [Percent]	12.17%
Dimensional VA U.S. Targeted Value Portfolio Institutional Class [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Achieve long-term capital appreciation.
Portfolio Company Name [Text Block]	Dimensional VA U.S. Targeted Value Portfolio Institutional Class (formerly DFA VA U.S. Targeted Value Portfolio)
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors, LP
Current Expenses [Percent]	0.29%
Average Annual Total Returns, 1 Year [Percent]	21.36%
Average Annual Total Returns, 5 Years [Percent]	12.11%
Average Annual Total Returns, 10 Years [Percent]	12.66%
Fidelity VIP Consumer Discretionary Portfolio Initial Class [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks capital appreciation.
Portfolio Company Name [Text Block]	Fidelity® VIP Consumer Discretionary Portfolio Initial Class
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.61%
Average Annual Total Returns, 1 Year [Percent]	6.80%
Average Annual Total Returns, 5 Years [Percent]	8.10%
Average Annual Total Returns, 10 Years [Percent]	12.51%
Fidelity VIP Contrafund® Portfolio Initial Class [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks long-term capital appreciation.
Portfolio Company Name [Text Block]	Fidelity® VIP Contrafund® Portfolio Initial Class
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.54%
Average Annual Total Returns, 1 Year [Percent]	21.52%
Average Annual Total Returns, 5 Years [Percent]	15.37%
Average Annual Total Returns, 10 Years [Percent]	15.78%
Fidelity® VIP Emerging Markets Portfolio Initial Class [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to capital appreciation.
Portfolio Company Name [Text Block]	Fidelity® VIP Emerging Markets Portfolio Initial Class
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	41.20%
Average Annual Total Returns, 5 Years [Percent]	5.88%
Average Annual Total Returns, 10 Years [Percent]	10.93%
Fidelity VIP Energy Portfolio Initial Class [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks capital appreciation.
Portfolio Company Name [Text Block]	Fidelity® VIP Energy Portfolio Initial Class
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.60%
Average Annual Total Returns, 1 Year [Percent]	10.59%
Average Annual Total Returns, 5 Years [Percent]	24.18%
Average Annual Total Returns, 10 Years [Percent]	7.96%
Fidelity VIP Extended Market Index Portfolio Initial Class [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to provide investment results that correspond to the total return of stocks of mid- to small-capitalization U.S. companies.
Portfolio Company Name [Text Block]	Fidelity® VIP Extended Market Index Portfolio Initial Class
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.12%
Average Annual Total Returns, 1 Year [Percent]	12.32%
Average Annual Total Returns, 5 Years [Percent]	8.02%
Fidelity® VIP Government Money Market Portfolio Initial Class [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks as high a level of current income as is consistent with preservation of capital and liquidity.
Portfolio Company Name [Text Block]	Fidelity® VIP Government Money Market Portfolio Initial Class
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.25%
Average Annual Total Returns, 1 Year [Percent]	4.13%
Average Annual Total Returns, 5 Years [Percent]	3.10%
Average Annual Total Returns, 10 Years [Percent]	2.03%
Fidelity VIP Growth Opportunities Portfolio Initial Class [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to provide capital growth.
Portfolio Company Name [Text Block]	Fidelity® VIP Growth Opportunities Portfolio Initial Class
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.56%
Average Annual Total Returns, 1 Year [Percent]	22.02%
Average Annual Total Returns, 5 Years [Percent]	11.31%
Average Annual Total Returns, 10 Years [Percent]	19.94%
Fidelity VIP Index 500 Portfolio Initial Class [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500® Index.
Portfolio Company Name [Text Block]	Fidelity® VIP Index 500 Portfolio Initial Class
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.09%
Average Annual Total Returns, 1 Year [Percent]	17.78%
Average Annual Total Returns, 5 Years [Percent]	14.31%
Average Annual Total Returns, 10 Years [Percent]	14.70%
Fidelity VIP Investment Grade Bond Portfolio Initial Class [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks a high level of current income as is consistent with the preservation of capital.
Portfolio Company Name [Text Block]	Fidelity® VIP Investment Grade Bond Portfolio Initial Class
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.37%
Average Annual Total Returns, 1 Year [Percent]	7.22%
Average Annual Total Returns, 5 Years [Percent]	0.06%
Average Annual Total Returns, 10 Years [Percent]	2.71%
Fidelity VIP Value Strategies Portfolio Initial Class [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks capital appreciation.
Portfolio Company Name [Text Block]	Fidelity® VIP Value Strategies Portfolio Initial Class
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.59%
Average Annual Total Returns, 1 Year [Percent]	7.99%
Average Annual Total Returns, 5 Years [Percent]	12.14%
Average Annual Total Returns, 10 Years [Percent]	10.82%
Franklin Income VIP Fund Class 1 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	To maximize income while maintain prospects for capital appreciation.
Portfolio Company Name [Text Block]	Franklin Income VIP Fund Class 1
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.47%
Average Annual Total Returns, 1 Year [Percent]	12.87%
Average Annual Total Returns, 5 Years [Percent]	7.92%
Average Annual Total Returns, 10 Years [Percent]	7.52%
Franklin Mutual Shares VIP Fund Class 1 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Capital Appreciation. Its secondary goal is income.
Portfolio Company Name [Text Block]	Franklin Mutual Shares VIP Fund Class 1
Portfolio Company Adviser [Text Block]	Franklin Mutual Advisers, LLC
Current Expenses [Percent]	0.69%
Average Annual Total Returns, 1 Year [Percent]	11.81%
Average Annual Total Returns, 5 Years [Percent]	9.49%
Average Annual Total Returns, 10 Years [Percent]	7.80%
Franklin Rising Dividends VIP Fund Class 1 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks long-term capital appreciation, with preservation of capital as an important consideration.
Portfolio Company Name [Text Block]	Franklin Rising Dividends VIP Fund Class 1
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.64%
Average Annual Total Returns, 1 Year [Percent]	12.05%
Average Annual Total Returns, 5 Years [Percent]	9.77%
Average Annual Total Returns, 10 Years [Percent]	12.37%
Franklin Small Cap Value VIP Fund Class 1 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Long-term total return.
Portfolio Company Name [Text Block]	Franklin Small Cap Value VIP Fund Class 1
Portfolio Company Adviser [Text Block]	Franklin Mutual Advisers, LLC
Current Expenses [Percent]	0.66%	[6]
Average Annual Total Returns, 1 Year [Percent]	7.90%
Average Annual Total Returns, 5 Years [Percent]	9.13%
Average Annual Total Returns, 10 Years [Percent]	10.09%
Franklin Small-Mid Cap Growth VIP Fund Class 1 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Long-term capital growth.
Portfolio Company Name [Text Block]	Franklin Small-Mid Cap Growth VIP Fund Class 1
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	2.70%
Average Annual Total Returns, 5 Years [Percent]	1.27%
Average Annual Total Returns, 10 Years [Percent]	10.16%
Franklin Strategic Income VIP Fund Class 1 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	High level of current income. A secondary goal is long-term capital appreciation.
Portfolio Company Name [Text Block]	Franklin Strategic Income VIP Fund Class 1
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.82%	[6]
Average Annual Total Returns, 1 Year [Percent]	7.42%
Average Annual Total Returns, 5 Years [Percent]	2.15%
Average Annual Total Returns, 10 Years [Percent]	3.36%
Goldman Sachs VIT Large Cap Value Fund Institutional Shares [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks long-term capital appreciation.
Portfolio Company Name [Text Block]	Goldman Sachs VIT Large Cap Value Fund Institutional Shares
Portfolio Company Adviser [Text Block]	Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	0.70%	[6]
Average Annual Total Returns, 1 Year [Percent]	10.88%
Average Annual Total Returns, 5 Years [Percent]	11.26%
Average Annual Total Returns, 10 Years [Percent]	9.61%
Goldman Sachs VIT Mid Cap Value Fund Institutional Shares [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks long-term capital appreciation.
Portfolio Company Name [Text Block]	Goldman Sachs VIT Mid Cap Value Fund Institutional Shares
Portfolio Company Adviser [Text Block]	Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	0.81%	[6]
Average Annual Total Returns, 1 Year [Percent]	9.39%
Average Annual Total Returns, 5 Years [Percent]	10.05%
Average Annual Total Returns, 10 Years [Percent]	10.02%
Goldman Sachs VIT Strategic Growth Fund Institutional Shares [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks long-term capital appreciation.
Portfolio Company Name [Text Block]	Goldman Sachs VIT Strategic Growth Fund Institutional Shares
Portfolio Company Adviser [Text Block]	Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	0.70%	[6]
Average Annual Total Returns, 1 Year [Percent]	17.92%
Average Annual Total Returns, 5 Years [Percent]	12.75%
Average Annual Total Returns, 10 Years [Percent]	16.41%
Goldman Sachs VIT Trend Driven Allocation Fund Institutional Shares [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks total return while seeking to provide volatility management.
Portfolio Company Name [Text Block]	Goldman Sachs VIT Trend Driven Allocation Fund Institutional Shares
Portfolio Company Adviser [Text Block]	Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	0.71%	[6]
Average Annual Total Returns, 1 Year [Percent]	10.13%
Average Annual Total Returns, 5 Years [Percent]	6.16%
Average Annual Total Returns, 10 Years [Percent]	6.02%
Invesco V.I. American Value Fund Series I [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Long-term capital appreciation.
Portfolio Company Name [Text Block]	Invesco V.I. American Value Fund Series I
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	21.00%
Average Annual Total Returns, 5 Years [Percent]	17.85%
Average Annual Total Returns, 10 Years [Percent]	12.29%
Invesco V.I. Balanced-Risk Allocation Fund Series I [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Total return with a low to moderate correlation to traditional financial market indices.
Portfolio Company Name [Text Block]	Invesco V.I. Balanced-Risk Allocation Fund Series I
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.88%	[6]
Average Annual Total Returns, 1 Year [Percent]	9.01%
Average Annual Total Returns, 5 Years [Percent]	2.53%
Average Annual Total Returns, 10 Years [Percent]	5.17%
Invesco V.I. Discovery Mid Cap Growth Fund Series I [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks capital appreciation.
Portfolio Company Name [Text Block]	Invesco V.I. Discovery Mid Cap Growth Fund Series I
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	4.79%
Average Annual Total Returns, 5 Years [Percent]	3.90%
Average Annual Total Returns, 10 Years [Percent]	11.38%
Invesco V.I. EQV International Equity Fund Series I [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Long-term growth of capital.
Portfolio Company Name [Text Block]	Invesco V.I. EQV International Equity Fund Series I
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	16.50%
Average Annual Total Returns, 5 Years [Percent]	3.68%
Average Annual Total Returns, 10 Years [Percent]	6.22%
Invesco V.I. International Growth Fund Series I [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks capital appreciation.
Portfolio Company Name [Text Block]	Invesco V.I. International Growth Fund Series I (formerly Invesco Oppenheimer V.I. International Growth Fund)
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.00%	[6]
Average Annual Total Returns, 1 Year [Percent]	16.32%
Average Annual Total Returns, 5 Years [Percent]	2.15%
Average Annual Total Returns, 10 Years [Percent]	5.64%
Invesco V.I. Main Street Small Cap Fund® Series I [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks capital appreciation.
Portfolio Company Name [Text Block]	Invesco V.I. Main Street Small Cap Fund® Series I
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	8.70%
Average Annual Total Returns, 5 Years [Percent]	8.34%
Average Annual Total Returns, 10 Years [Percent]	10.59%
Invesco® V.I. S&P 500 Buffer Fund - December Series I [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks, over a specified annual outcome period, to provide investors with returns that match those of the S&P 500 Index (the “Underlying Index”) up to an upside cap, while providing a buffer against the first 10% (prior to taking into account any fees and expenses of the fund) of Underlying Index losses.
Portfolio Company Name [Text Block]	Invesco® V.I. S&P 500 Buffer Fund - December Series I
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.71%	[6]
Average Annual Total Returns, 1 Year [Percent]	12.53%
Invesco® V.I. S&P 500 Buffer Fund - June Series I [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks, over a specified annual outcome period, to provide investors with returns that match those of the S&P 500 Index (the “Underlying Index”) up to an upside cap, while providing a buffer against the first 10% (prior to taking into account any fees and expenses of the fund) of Underlying Index losses.
Portfolio Company Name [Text Block]	Invesco® V.I. S&P 500 Buffer Fund - June Series I
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.71%	[6]
Average Annual Total Returns, 1 Year [Percent]	13.65%
Invesco® V.I. S&P 500 Buffer Fund - March Series I [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks, over a specified annual outcome period, to provide investors with returns that match those of the S&P 500 Index (the “Underlying Index”) up to an upside cap, while providing a buffer against the first 10% (prior to taking into account any fees and expenses of the fund) of Underlying Index losses.
Portfolio Company Name [Text Block]	Invesco® V.I. S&P 500 Buffer Fund - March Series I
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.71%	[6]
Average Annual Total Returns, 1 Year [Percent]	7.64%
Invesco® V.I. S&P 500 Buffer Fund - September Series I [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks, over a specified annual outcome period, to provide investors with returns that match those of the S&P 500 Index (the “Underlying Index”) up to an upside cap, while providing a buffer against the first 10% (prior to taking into account any fees and expenses of the fund) of Underlying Index losses.
Portfolio Company Name [Text Block]	Invesco® V.I. S&P 500 Buffer Fund - September Series I
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.71%	[6]
Average Annual Total Returns, 1 Year [Percent]	12.78%
Invesco V.I. Technology Fund Series I [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Long-term growth of capital.
Portfolio Company Name [Text Block]	Invesco V.I. Technology Fund Series I
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	20.47%
Average Annual Total Returns, 5 Years [Percent]	10.30%
Average Annual Total Returns, 10 Years [Percent]	15.78%
Janus Henderson Balanced Portfolio Institutional Shares [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks long-term capital growth, consistent with preservation of capital and balanced by current income.
Portfolio Company Name [Text Block]	Janus Henderson Balanced Portfolio Institutional Shares
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	0.62%
Average Annual Total Returns, 1 Year [Percent]	15.11%
Average Annual Total Returns, 5 Years [Percent]	8.48%
Average Annual Total Returns, 10 Years [Percent]	10.14%
Janus Henderson Enterprise Portfolio Institutional Shares [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Long-term growth of capital.
Portfolio Company Name [Text Block]	Janus Henderson Enterprise Portfolio Institutional Shares
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	7.67%
Average Annual Total Returns, 5 Years [Percent]	7.62%
Average Annual Total Returns, 10 Years [Percent]	12.79%
LVIP American Century Inflation Protection Standard Class II [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Pursues long-term total return using a strategy that seeks to protect against U.S. inflation.
Portfolio Company Name [Text Block]	LVIP American Century Inflation Protection Standard Class II
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation ("LFI")
Portfolio Company Subadviser [Text Block]	American Century Investment Management, Inc.
Current Expenses [Percent]	0.47%	[6]
Average Annual Total Returns, 1 Year [Percent]	6.60%
Average Annual Total Returns, 5 Years [Percent]	0.87%
Average Annual Total Returns, 10 Years [Percent]	2.87%
LVIP American Century Mid Cap Value Standard Class II [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks long-term capital growth. Income is a secondary objective.
Portfolio Company Name [Text Block]	LVIP American Century Mid Cap Value Standard Class II
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation ("LFI")
Portfolio Company Subadviser [Text Block]	American Century Investment Management, Inc.
Current Expenses [Percent]	0.86%	[6]
Average Annual Total Returns, 1 Year [Percent]	8.99%
Average Annual Total Returns, 5 Years [Percent]	8.89%
Average Annual Total Returns, 10 Years [Percent]	9.12%
LVIP JPMorgan Core Bond Fund Standard Class [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to maximize total return by investing primarily in a diversified portfolio of intermediate- and long-term debt securities.
Portfolio Company Name [Text Block]	LVIP JPMorgan Core Bond Fund Standard Class
Portfolio Company Adviser [Text Block]	Lincoln Investment Advisors Corporation
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management Inc.("JPMIM")
Current Expenses [Percent]	0.46%
Average Annual Total Returns, 1 Year [Percent]	7.40%
Average Annual Total Returns, 5 Years [Percent]	(0.04%)
Average Annual Total Returns, 10 Years [Percent]	2.11%
LVIP JPMorgan Mid Cap Value Fund Standard Class [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks capital appreciation with the secondary goal of achieving current income by investing primarily in equity securities.
Portfolio Company Name [Text Block]	LVIP JPMorgan Mid Cap Value Fund Standard Class
Portfolio Company Adviser [Text Block]	Lincoln Investment Advisors Corporation
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management Inc.("JPMIM")
Current Expenses [Percent]	0.74%
Average Annual Total Returns, 1 Year [Percent]	4.72%
Average Annual Total Returns, 5 Years [Percent]	9.63%
Average Annual Total Returns, 10 Years [Percent]	8.77%
MFS International Growth Portfolio – Initial Class [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks capital appreciation.
Portfolio Company Name [Text Block]	MFS International Growth Portfolio – Initial Class
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.88%	[6]
Average Annual Total Returns, 1 Year [Percent]	21.12%
Average Annual Total Returns, 5 Years [Percent]	7.07%
Average Annual Total Returns, 10 Years [Percent]	9.88%
MFS® New Discovery Series – Initial Class [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks capital appreciation.
Portfolio Company Name [Text Block]	MFS® New Discovery Series – Initial Class
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.87%	[6]
Average Annual Total Returns, 1 Year [Percent]	12.96%
Average Annual Total Returns, 5 Years [Percent]	(0.28%)
Average Annual Total Returns, 10 Years [Percent]	10.74%
MFS® Utilities Series – Initial Class [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks total return.
Portfolio Company Name [Text Block]	MFS® Utilities Series – Initial Class
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.78%	[6]
Average Annual Total Returns, 1 Year [Percent]	15.01%
Average Annual Total Returns, 5 Years [Percent]	7.64%
Average Annual Total Returns, 10 Years [Percent]	9.49%
MFS® Value Series – Initial Class [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks capital appreciation.
Portfolio Company Name [Text Block]	MFS® Value Series – Initial Class
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.69%	[6]
Average Annual Total Returns, 1 Year [Percent]	13.01%
Average Annual Total Returns, 5 Years [Percent]	9.95%
Average Annual Total Returns, 10 Years [Percent]	10.05%
PIMCO Emerging Markets Bond Portfolio Institutional Class [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	[7]
Portfolio Company Name [Text Block]	PIMCO Emerging Markets Bond Portfolio Institutional Class	[7]
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company, LLC	[7]
Current Expenses [Percent]	1.02%	[7]
Average Annual Total Returns, 1 Year [Percent]	15.15%	[7]
Average Annual Total Returns, 5 Years [Percent]	2.60%	[7]
Average Annual Total Returns, 10 Years [Percent]	5.22%	[7]
PIMCO Long-Term U.S. Government Portfolio Institutional Class [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	[7]
Portfolio Company Name [Text Block]	PIMCO Long-Term U.S. Government Portfolio Institutional Class	[7]
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company, LLC	[7]
Current Expenses [Percent]	2.32%	[7]
Average Annual Total Returns, 1 Year [Percent]	6.31%	[7]
Average Annual Total Returns, 5 Years [Percent]	(6.68%)	[7]
Average Annual Total Returns, 10 Years [Percent]	0.16%	[7]
PIMCO Low Duration Portfolio Institutional Class [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks maximum total return, consistent with preservation of capital and prudent investment management.
Portfolio Company Name [Text Block]	PIMCO Low Duration Portfolio Institutional Class
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company, LLC
Current Expenses [Percent]	0.51%
Average Annual Total Returns, 1 Year [Percent]	5.68%
Average Annual Total Returns, 5 Years [Percent]	1.72%
Average Annual Total Returns, 10 Years [Percent]	1.94%
PIMCO Total Return Portfolio Institutional Class [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks maximum total return, consistent with preservation of capital and prudent investment management.
Portfolio Company Name [Text Block]	PIMCO Total Return Portfolio Institutional Class
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company, LLC
Current Expenses [Percent]	0.58%
Average Annual Total Returns, 1 Year [Percent]	9.05%
Average Annual Total Returns, 5 Years [Percent]	0.16%
Average Annual Total Returns, 10 Years [Percent]	2.51%
Pacific Select Fund Bond Plus Portfolio Class P [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks capital appreciation.
Portfolio Company Name [Text Block]	Pacific Select Fund Bond Plus Portfolio Class P
Portfolio Company Adviser [Text Block]	Pacific Life Fund Advisors, LLC
Current Expenses [Percent]	0.46%	[6]
Average Annual Total Returns, 1 Year [Percent]	7.38%
Pacific Select Fund Capital Appreciation Portfolio Class P [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks capital appreciation.
Portfolio Company Name [Text Block]	Pacific Select Fund Capital Appreciation Portfolio Class P
Portfolio Company Adviser [Text Block]	Pacific Life Fund Advisors, LLC
Current Expenses [Percent]	0.75%	[6]
Pacific Select Fund Emerging Markets Debt Portfolio Class P [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to maximize total return consistent with prudent investment management.
Portfolio Company Name [Text Block]	Pacific Select Fund Emerging Markets Debt Portfolio Class P
Portfolio Company Adviser [Text Block]	Pacific Life Fund Advisors LLC
Portfolio Company Subadviser [Text Block]	Principal Global Investors, LLC
Current Expenses [Percent]	0.84%	[6]
Average Annual Total Returns, 1 Year [Percent]	15.89%
Average Annual Total Returns, 5 Years [Percent]	3.62%
Average Annual Total Returns, 10 Years [Percent]	5.34%
Pacific Select Fund Floating Rate Income Portfolio Class P [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks a high level of current income.
Portfolio Company Name [Text Block]	Pacific Select Fund Floating Rate Income Portfolio Class P
Portfolio Company Adviser [Text Block]	Pacific Life Fund Advisors LLC
Portfolio Company Subadviser [Text Block]	Aristotle Pacific Capital LLC
Current Expenses [Percent]	0.74%
Average Annual Total Returns, 1 Year [Percent]	6.52%
Average Annual Total Returns, 5 Years [Percent]	6.32%
Average Annual Total Returns, 10 Years [Percent]	5.37%
Pacific Select Fund Hedged Equity Portfolio Class P [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to provide capital appreciation.
Portfolio Company Name [Text Block]	Pacific Select Fund Hedged Equity Portfolio Class P
Portfolio Company Adviser [Text Block]	Pacific Life Fund Advisors LLC
Portfolio Company Subadviser [Text Block]	JPMorgan Investment Management, Inc.
Current Expenses [Percent]	0.66%
Average Annual Total Returns, 1 Year [Percent]	7.33%
Pacific Select Fund International Equity Plus Bond Alpha Portfolio Class P [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks capital appreciation.
Portfolio Company Name [Text Block]	Pacific Select Fund International Equity Plus Bond Alpha Portfolio Class P
Portfolio Company Adviser [Text Block]	Pacific Life Fund Advisors, LLC
Current Expenses [Percent]	0.47%	[6]
Average Annual Total Returns, 1 Year [Percent]	32.79%
Pacific Select Fund Large-Cap Plus Bond Alpha Portfolio Class P [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks capital appreciation.
Portfolio Company Name [Text Block]	Pacific Select Fund Large-Cap Plus Bond Alpha Portfolio Class P
Portfolio Company Adviser [Text Block]	Pacific Life Fund Advisors, LLC
Current Expenses [Percent]	0.46%	[6]
Average Annual Total Returns, 1 Year [Percent]	18.54%
Pacific Select Fund Mid-Cap Plus Bond Alpha Portfolio Class P [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks capital appreciation.
Portfolio Company Name [Text Block]	Pacific Select Fund Mid-Cap Plus Bond Alpha Portfolio Class P (formerly called Pacific Select Fund Mid-Cap Equity Portfolio Class P)
Portfolio Company Adviser [Text Block]	Pacific Life Fund Advisors LLC
Portfolio Company Subadviser [Text Block]	Fidelity Diversifying Solutions LLC
Current Expenses [Percent]	0.46%	[6]
Average Annual Total Returns, 1 Year [Percent]	9.26%
Average Annual Total Returns, 5 Years [Percent]	7.06%
Average Annual Total Returns, 10 Years [Percent]	11.27%
Pacific Select Fund PSF Avantis Balanced Allocation Portfolio Class P [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital and low to moderate income.
Portfolio Company Name [Text Block]	Pacific Select Fund PSF Avantis Balanced Allocation Portfolio Class P
Portfolio Company Adviser [Text Block]	Pacific Life Fund Advisors LLC
Current Expenses [Percent]	0.48%
Average Annual Total Returns, 1 Year [Percent]	15.45%
Average Annual Total Returns, 5 Years [Percent]	7.20%
Average Annual Total Returns, 10 Years [Percent]	8.43%
Pacific Select Fund Pacific Dynamix – Aggressive Growth Portfolio Class P [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks high, long-term growth of capital.
Portfolio Company Name [Text Block]	Pacific Select Fund Pacific Dynamix – Aggressive Growth Portfolio Class P
Portfolio Company Adviser [Text Block]	Pacific Life Fund Advisors LLC
Current Expenses [Percent]	0.39%	[6]
Average Annual Total Returns, 1 Year [Percent]	19.18%
Average Annual Total Returns, 5 Years [Percent]	18.75%
Pacific Select Fund Pacific Dynamix – Conservative Growth Portfolio Class P [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks current income and moderate growth of capital.
Portfolio Company Name [Text Block]	Pacific Select Fund Pacific Dynamix – Conservative Growth Portfolio Class P
Portfolio Company Adviser [Text Block]	Pacific Life Fund Advisors LLC
Current Expenses [Percent]	0.39%	[6]
Average Annual Total Returns, 1 Year [Percent]	12.15%
Average Annual Total Returns, 5 Years [Percent]	4.55%
Pacific Select Fund Pacific Dynamix – Growth Portfolio Class P [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks moderately high, long-term growth of capital with low, current income.
Portfolio Company Name [Text Block]	Pacific Select Fund Pacific Dynamix – Growth Portfolio Class P
Portfolio Company Adviser [Text Block]	Pacific Life Fund Advisors LLC
Current Expenses [Percent]	0.39%	[6]
Average Annual Total Returns, 1 Year [Percent]	16.73%
Average Annual Total Returns, 5 Years [Percent]	8.35%
Pacific Select Fund Pacific Dynamix – Moderate Growth Portfolio Class P [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital and low to moderate income.
Portfolio Company Name [Text Block]	Pacific Select Fund Pacific Dynamix – Moderate Growth Portfolio Class P
Portfolio Company Adviser [Text Block]	Pacific Life Fund Advisors LLC
Current Expenses [Percent]	0.39%	[6]
Average Annual Total Returns, 1 Year [Percent]	14.17%
Average Annual Total Returns, 5 Years [Percent]	6.72%
Pacific Select Fund QQQ Plus Bond Alpha Portfolio Class P [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks capital appreciation.
Portfolio Company Name [Text Block]	Pacific Select Fund QQQ Plus Bond Alpha Portfolio Class P
Portfolio Company Adviser [Text Block]	Pacific Life Fund Advisors, LLC
Portfolio Company Subadviser [Text Block]	Fidelity Diversifying Solutions LLC
Current Expenses [Percent]	0.46%	[6]
Average Annual Total Returns, 1 Year [Percent]	20.67%
Pacific Select Fund Small-Cap Plus Bond Alpha Portfolio Class P [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks capital appreciation.
Portfolio Company Name [Text Block]	Pacific Select Fund Small-Cap Plus Bond Alpha Portfolio Class P
Portfolio Company Adviser [Text Block]	Pacific Life Fund Advisors, LLC
Current Expenses [Percent]	0.50%	[6]
Average Annual Total Returns, 1 Year [Percent]	12.72%
Schwab S&P 500 Index Portfolio [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Track the total return of the S&P 500 Index.
Portfolio Company Name [Text Block]	Schwab S&P 500 Index Portfolio
Portfolio Company Adviser [Text Block]	Schwab Asset Management, Inc.
Current Expenses [Percent]	0.03%
Average Annual Total Returns, 1 Year [Percent]	17.83%
Average Annual Total Returns, 5 Years [Percent]	14.38%
Average Annual Total Returns, 10 Years [Percent]	14.75%
TOPS Balanced ETF Portfolio Class 1 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks income and capital appreciation.
Portfolio Company Name [Text Block]	TOPS Balanced ETF Portfolio Class 1
Portfolio Company Adviser [Text Block]	ValMark Advisers, Inc.
Current Expenses [Percent]	0.29%
Average Annual Total Returns, 1 Year [Percent]	13.17%
Average Annual Total Returns, 5 Years [Percent]	5.79%
Average Annual Total Returns, 10 Years [Percent]	6.66%
TOPS Conservative ETF Portfolio Class 1 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to preserve capital and provide moderate income and moderate capital appreciation.
Portfolio Company Name [Text Block]	TOPS Conservative ETF Portfolio Class 1
Portfolio Company Adviser [Text Block]	ValMark Advisers, Inc.
Current Expenses [Percent]	0.31%
Average Annual Total Returns, 1 Year [Percent]	10.39%
Average Annual Total Returns, 5 Years [Percent]	4.61%
Average Annual Total Returns, 10 Years [Percent]	5.25%
TOPS Growth ETF Portfolio Class 1 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks capital appreciation.
Portfolio Company Name [Text Block]	TOPS Aggressive ETF Portfolio Class 1 (formerly TOPS Aggressive Growth ETF Portfolio)
Portfolio Company Adviser [Text Block]	ValMark Advisers, Inc.
Current Expenses [Percent]	0.29%
Average Annual Total Returns, 1 Year [Percent]	19.17%
Average Annual Total Returns, 5 Years [Percent]	9.69%
Average Annual Total Returns, 10 Years [Percent]	10.71%
TOPS Managed Risk Balanced ETF Portfolio Class 1 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to provide income and capital appreciation with less volatility than the fixed income and equity markets as a whole.
Portfolio Company Name [Text Block]	TOPS Managed Risk Balanced ETF Portfolio Class 1
Portfolio Company Adviser [Text Block]	ValMark Advisers, Inc.
Current Expenses [Percent]	0.51%
Average Annual Total Returns, 1 Year [Percent]	9.35%
Average Annual Total Returns, 5 Years [Percent]	4.11%
Average Annual Total Returns, 10 Years [Percent]	5.18%
TOPS Managed Risk Moderate ETF Portfolio Class 1 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks capital appreciation with less volatility than the equity markets as a whole.
Portfolio Company Name [Text Block]	TOPS Managed Risk Moderate ETF Portfolio Class 1 (formerly TOPS Managed Risk Moderate Growth ETF Portfolio)
Portfolio Company Adviser [Text Block]	ValMark Advisers, Inc.
Current Expenses [Percent]	0.50%
Average Annual Total Returns, 1 Year [Percent]	10.58%
Average Annual Total Returns, 5 Years [Percent]	4.99%
Average Annual Total Returns, 10 Years [Percent]	5.97%
TOPS Managed Risk Moderately Aggressive ETF Portfolio Class 1 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks capital appreciation with less volatility than the equity markets as a whole.
Portfolio Company Name [Text Block]	TOPS Managed Risk Moderately Aggressive ETF Portfolio Class 1 (formerly TOPS Managed Risk Growth ETF Portfolio)
Portfolio Company Adviser [Text Block]	ValMark Advisers, Inc.
Current Expenses [Percent]	0.50%
Average Annual Total Returns, 1 Year [Percent]	11.95%
Average Annual Total Returns, 5 Years [Percent]	5.62%
Average Annual Total Returns, 10 Years [Percent]	6.39%
TOPS Moderate ETF Portfolio Class 1 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks capital appreciation.
Portfolio Company Name [Text Block]	TOPS Moderate ETF Portfolio Class 1 (formerly TOPS Moderate Growth ETF Portfolio)
Portfolio Company Adviser [Text Block]	ValMark Advisers, Inc
Current Expenses [Percent]	0.29%
Average Annual Total Returns, 1 Year [Percent]	15.50%
Average Annual Total Returns, 5 Years [Percent]	7.20%
Average Annual Total Returns, 10 Years [Percent]	8.26%
TOPS Moderately Aggressive ETF Portfolio Class 1 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks capital appreciation.
Portfolio Company Name [Text Block]	TOPS Moderately Aggressive ETF Portfolio Class 1 (formerly TOPS Growth ETF Portfolio)
Portfolio Company Adviser [Text Block]	ValMark Advisers, Inc.
Current Expenses [Percent]	0.29%
Average Annual Total Returns, 1 Year [Percent]	18.31%
Average Annual Total Returns, 5 Years [Percent]	8.85%
Average Annual Total Returns, 10 Years [Percent]	9.80%
T. Rowe Price Blue Chip Growth Portfolio [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to provide long-term capital growth. Income is a secondary objective.
Portfolio Company Name [Text Block]	T. Rowe Price Blue Chip Growth Portfolio
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	18.74%
Average Annual Total Returns, 5 Years [Percent]	11.68%
Average Annual Total Returns, 10 Years [Percent]	15.54%
T. Rowe Price Equity Income Portfolio [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks a high level of dividend income and long-term capital growth primarily through investments in stocks.
Portfolio Company Name [Text Block]	T. Rowe Price Equity Income Portfolio
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.74%
Average Annual Total Returns, 1 Year [Percent]	14.36%
Average Annual Total Returns, 5 Years [Percent]	11.17%
Average Annual Total Returns, 10 Years [Percent]	10.51%
T. Rowe Price Health Sciences Portfolio [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks long-term capital appreciation.
Portfolio Company Name [Text Block]	T. Rowe Price Health Sciences Portfolio
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	18.10%
Average Annual Total Returns, 5 Years [Percent]	4.12%
Average Annual Total Returns, 10 Years [Percent]	8.97%
Templeton Foreign VIP Fund Class 1 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Long-term capital growth.
Portfolio Company Name [Text Block]	Templeton Foreign VIP Fund Class 1
Portfolio Company Adviser [Text Block]	Templeton Investment Counsel, LLC
Current Expenses [Percent]	0.83%	[6]
Average Annual Total Returns, 1 Year [Percent]	29.51%
Average Annual Total Returns, 5 Years [Percent]	8.52%
Average Annual Total Returns, 10 Years [Percent]	6.01%
Templeton Global Bond VIP Fund Class 1 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	High current income, consistent with preservation of capital. Capital appreciation is a secondary consideration.
Portfolio Company Name [Text Block]	Templeton Global Bond VIP Fund Class 1
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.50%	[6]
Average Annual Total Returns, 1 Year [Percent]	16.09%
Average Annual Total Returns, 5 Years [Percent]	(0.69%)
Average Annual Total Returns, 10 Years [Percent]	0.11%
Vanguard VIF Balanced Portfolio [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to provide long-term capital appreciation and reasonable current income.
Portfolio Company Name [Text Block]	Vanguard VIF Balanced Portfolio
Portfolio Company Adviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.20%
Average Annual Total Returns, 1 Year [Percent]	16.46%
Average Annual Total Returns, 5 Years [Percent]	9.29%
Average Annual Total Returns, 10 Years [Percent]	10.01%
Vanguard VIF Capital Growth Portfolio [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to provide long-term capital appreciation.	[8]
Portfolio Company Name [Text Block]	Vanguard VIF Capital Growth Portfolio	[8]
Portfolio Company Adviser [Text Block]	PRIMECAP Management Company	[8]
Current Expenses [Percent]	0.34%	[8]
Average Annual Total Returns, 1 Year [Percent]	28.98%	[8]
Average Annual Total Returns, 5 Years [Percent]	13.97%	[8]
Average Annual Total Returns, 10 Years [Percent]	14.96%	[8]
Vanguard VIF Conservative Allocation Portfolio [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to provide current income and low to moderate capital appreciation.
Portfolio Company Name [Text Block]	Vanguard VIF Conservative Allocation Portfolio
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc.
Current Expenses [Percent]	0.12%
Average Annual Total Returns, 1 Year [Percent]	12.73%
Average Annual Total Returns, 5 Years [Percent]	4.22%
Average Annual Total Returns, 10 Years [Percent]	6.14%
Vanguard VIF Diversified Value Portfolio [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to provide long-term capital appreciation and income.
Portfolio Company Name [Text Block]	Vanguard VIF Diversified Value Portfolio
Portfolio Company Adviser [Text Block]	Barrow, Hanley, Mewhinney & Strauss, LLC
Current Expenses [Percent]	0.28%
Average Annual Total Returns, 1 Year [Percent]	16.83%
Average Annual Total Returns, 5 Years [Percent]	13.24%
Average Annual Total Returns, 10 Years [Percent]	11.76%
Vanguard VIF Equity Income Portfolio [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to provide an above-average level of current income and reasonable long-term capital appreciation.
Portfolio Company Name [Text Block]	Vanguard VIF Equity Income Portfolio
Portfolio Company Adviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.29%
Average Annual Total Returns, 1 Year [Percent]	16.80%
Average Annual Total Returns, 5 Years [Percent]	12.59%
Average Annual Total Returns, 10 Years [Percent]	11.52%
Vanguard VIF Equity Index Portfolio [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to track the performance of a benchmark index that measures the investment return of large-capitalization stocks.
Portfolio Company Name [Text Block]	Vanguard VIF Equity Index Portfolio
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc.
Current Expenses [Percent]	0.14%
Average Annual Total Returns, 1 Year [Percent]	17.70%
Average Annual Total Returns, 5 Years [Percent]	14.27%
Average Annual Total Returns, 10 Years [Percent]	14.66%
Vanguard VIF Global Bond Index Portfolio [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to track the performance of a benchmark index that measures the investment return of the global, investment-grade, fixed income market.
Portfolio Company Name [Text Block]	Vanguard VIF Global Bond Index Portfolio
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc.
Current Expenses [Percent]	0.13%
Average Annual Total Returns, 1 Year [Percent]	5.69%
Average Annual Total Returns, 5 Years [Percent]	(0.41%)
Vanguard VIF Growth Portfolio [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to provide long-term capital appreciation.
Portfolio Company Name [Text Block]	Vanguard VIF Growth Portfolio
Portfolio Company Adviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.36%
Average Annual Total Returns, 1 Year [Percent]	16.89%
Average Annual Total Returns, 5 Years [Percent]	11.36%
Average Annual Total Returns, 10 Years [Percent]	15.58%
Vanguard VIF High Yield Bond Portfolio [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to provide a high level of current income.
Portfolio Company Name [Text Block]	Vanguard VIF High Yield Bond Portfolio
Portfolio Company Adviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.24%
Average Annual Total Returns, 1 Year [Percent]	9.18%
Average Annual Total Returns, 5 Years [Percent]	4.05%
Average Annual Total Returns, 10 Years [Percent]	5.62%
Vanguard VIF International Portfolio [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to provide long-term capital appreciation.
Portfolio Company Name [Text Block]	Vanguard VIF International Portfolio
Portfolio Company Adviser [Text Block]	Ballie Gifford Overseas Ltd. and Schroder Investment Management North America Inc.
Current Expenses [Percent]	0.32%
Average Annual Total Returns, 1 Year [Percent]	19.97%
Average Annual Total Returns, 5 Years [Percent]	0.62%
Average Annual Total Returns, 10 Years [Percent]	10.48%
Vanguard VIF Mid-Cap Index Portfolio [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to track the performance of a benchmark index that measures the investment return of mid-capitalization stocks.
Portfolio Company Name [Text Block]	Vanguard VIF Mid-Cap Index Portfolio
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc.
Current Expenses [Percent]	0.17%
Average Annual Total Returns, 1 Year [Percent]	11.54%
Average Annual Total Returns, 5 Years [Percent]	8.46%
Average Annual Total Returns, 10 Years [Percent]	10.77%
Vanguard VIF Moderate Allocation Portfolio [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to provide capital appreciation and a low to moderate level of current income.
Portfolio Company Name [Text Block]	Vanguard VIF Moderate Allocation Portfolio
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc.
Current Expenses [Percent]	0.12%
Average Annual Total Returns, 1 Year [Percent]	16.19%
Average Annual Total Returns, 5 Years [Percent]	6.51%
Average Annual Total Returns, 10 Years [Percent]	8.14%
Vanguard VIF Real Estate Index Portfolio [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to provide a high level of income and moderate long-term capital appreciation by tracking the performance of a benchmark index that measures the performance of publicly traded equity REITs and other real estate-related investments.
Portfolio Company Name [Text Block]	Vanguard VIF Real Estate Index Portfolio
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc.
Current Expenses [Percent]	0.26%
Average Annual Total Returns, 1 Year [Percent]	3.11%
Average Annual Total Returns, 5 Years [Percent]	4.51%
Average Annual Total Returns, 10 Years [Percent]	5.08%
Vanguard VIF Short-Term Investment Grade Portfolio [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to provide current income while maintaining limited price volatility.
Portfolio Company Name [Text Block]	Vanguard VIF Short-Term Investment Grade Portfolio
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc.
Current Expenses [Percent]	0.14%
Average Annual Total Returns, 1 Year [Percent]	6.85%
Average Annual Total Returns, 5 Years [Percent]	2.23%
Average Annual Total Returns, 10 Years [Percent]	2.81%
Vanguard VIF Total Bond Market Index Portfolio [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to track the performance of a broad, market-weighted bond index.
Portfolio Company Name [Text Block]	Vanguard VIF Total Bond Market Index Portfolio
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc.
Current Expenses [Percent]	0.14%
Average Annual Total Returns, 1 Year [Percent]	6.94%
Average Annual Total Returns, 5 Years [Percent]	(0.51%)
Average Annual Total Returns, 10 Years [Percent]	1.90%
Vanguard VIF Total International Stock Market Index Portfolio [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to track the performance of a benchmark index that measures the investment return of stocks issued by companies located in developed and emerging markets, excluding the United States.
Portfolio Company Name [Text Block]	Vanguard VIF Total International Stock Market Index Portfolio
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc.
Current Expenses [Percent]	0.09%
Average Annual Total Returns, 1 Year [Percent]	32.04%
Average Annual Total Returns, 5 Years [Percent]	7.88%
Vanguard VIF Total Stock Market Index Portfolio [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to track the performance of a benchmark index that measures the investment return of the overall stock market.
Portfolio Company Name [Text Block]	Vanguard VIF Total Stock Market Index Portfolio
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc.
Current Expenses [Percent]	0.13%
Average Annual Total Returns, 1 Year [Percent]	16.93%
Average Annual Total Returns, 5 Years [Percent]	12.98%
Average Annual Total Returns, 10 Years [Percent]	14.10%
Western Asset Core Plus VIT Portfolio Class I [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to maximize total return, consistent with prudent investment management and liquidity needs, by investing to obtain a dollar-weighted average effective duration that is normally within 30% of the average duration of the domestic bond market as a whole.	[9]
Portfolio Company Name [Text Block]	Western Asset Core Plus VIT Portfolio Class I	[9]
Portfolio Company Adviser [Text Block]	Legg Mason Partners Fund Advisor, LLC	[9]
Current Expenses [Percent]	0.54%	[6],[9]
Average Annual Total Returns, 1 Year [Percent]	7.75%	[9]
Average Annual Total Returns, 5 Years [Percent]	(1.44%)	[9]
Average Annual Total Returns, 10 Years [Percent]	2.11%	[9]
Advisory Fee Withdrawals [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Advisory Fee Withdrawals
Purpose of Benefit [Text Block]	Allows you to pay third-party advisory fees from Contract Value in the form of withdrawals from the Contract.
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]

● Advisory fees are in addition to Contract fees and charges.

● Withdrawals can occur monthly, quarterly, semi-annually, or annually.

● Withdrawals will reduce Contract Value and may reduce benefits. The reduction to a benefit may be more than the amount withdrawn, and could terminate a benefit.

● Withdrawals may be subject to taxes and potential tax penalties.

● We may discontinue, modify, or suspend this service at any time.

● Before taking advisory fee withdrawals, discuss with your financial professional the impact to your Contract and its benefits.

Name of Benefit [Text Block]	Advisory Fee Withdrawals
Death Benefit Amount [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Death Benefit Amount
Purpose of Benefit [Text Block]	Provides a death benefit equal to the Net Contract Value.
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]

● Poor investment performance will reduce the death benefit amount.

● Withdrawals (including withdrawals to pay advisory fees) will reduce the death benefit amount.

● This benefit terminates upon annuitization.

Name of Benefit [Text Block]	Death Benefit Amount
Dollar Cost Averaging [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Dollar Cost Averaging
Purpose of Benefit [Text Block]	Allows you to transfer between Variable Investment Options in a series of regular transfers.
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]

● Can only have one dollar cost averaging program in effect at one time.

● Only available prior to the Annuity Date.

● Program transfers do not count against limits on permitted transfers.

● We may discontinue, modify, or suspend this service at any time.

Name of Benefit [Text Block]	Dollar Cost Averaging
Portfolio Income Protector (Joint) [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.75%	[10]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Portfolio Income Protector (Joint)
Purpose of Benefit [Text Block]	Portfolio Income Protector (Joint)This benefit focuses on providing guaranteed lifetime periodic withdrawals, regardless of market performance, on joint lives (the Designated Lives). Provides for an amount to be added to the protected amount, which may increase the amount you can withdraw in future years.
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.75%	[10]
Brief Restrictions / Limitations [Text Block]

● Available at Contract purchase or within 60 calendar days after the Contract Date.

● Both Designated Lives must be 85 or younger at purchase.

● You may only have one guaranteed minimum withdrawal benefit in effect at the same time.

● Must follow investment allocation requirements which limit the number of allowable Investment Options.

● Lifetime withdrawals are available when the youngest Designated Life is age 59½.

● An Annual Credit amount that may be added to the protected amount stops on the earlier of the first withdrawal (excluding withdrawals to pay advisory fees that are less than or equal to 1.5% of the Contract Value during the calendar year) or 10 Contract Anniversaries.

● Taking a withdrawal (excluding withdrawals to pay advisory fees that are less than or equal to 1.5% of the Contract Value during the calendar year) before the youngest Designated Life is age 59½ or withdrawal amounts that are greater than what is allowed on an annual basis after age the youngest Designated Life is 59 ½ may adversely affect the benefits provided, including the ability to receive lifetime withdrawals under the rider.

● Withdrawals to pay advisory fees are limited to 1.5% of Contract Value during the calendar year.

● May not voluntarily terminate the rider.

	● Benefit and benefit charges terminate upon annuitization.
Name of Benefit [Text Block]	Portfolio Income Protector (Joint)
Portfolio Income Protector (Single) [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.50%	[10]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Portfolio Income Protector (Single)
Purpose of Benefit [Text Block]	This benefit focuses on providing guaranteed lifetime periodic withdrawals, regardless of market performance, on a single life (the Designated Life). Provides for an amount to be added to the protected amount, which may increase the amount you can withdraw in future years.
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.50%	[10]
Brief Restrictions / Limitations [Text Block]

● Available at Contract purchase or within 60 calendar days after the Contract Date.

● Designated Life must be 85 or younger at purchase.

● You may only have one guaranteed minimum withdrawal benefit in effect at the same time.

● Must follow investment allocation requirements which limit the number of allowable Investment Options.

● Lifetime withdrawals are available starting at age 59½.

● An Annual Credit amount that may be added to the protected amount stops on the earliest of the first withdrawal (excluding withdrawals to pay advisory fees that are less than or equal to 1.5% of the Contract Value during the calendar year) or 10 Contract Anniversaries.

● Taking a withdrawal (excluding withdrawals to pay advisory fees that are less than or equal to 1.5% of the Contract Value during the calendar year) before age 59½ or withdrawal amounts that are greater than what is allowed on an annual basis after age 59½ may adversely affect the benefits provided, including the ability to receive lifetime withdrawals under the rider.

● Withdrawals to pay advisory fees are limited to 1.5% of Contract Value during the calendar year.

● May not voluntarily terminate the rider.

● Benefit and benefit charges terminate upon annuitization.

Name of Benefit [Text Block]	Portfolio Income Protector (Single)
Portfolio Rebalancing [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Portfolio Rebalancing
Purpose of Benefit [Text Block]	Allows you to automatically rebalance your values among Variable Investment Options based on percentages that you specify.
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]

● Rebalancing can be made quarterly, semi-annually, or annually.

● Only available prior to the Annuity Date.

● Program transfers do not count against limits on permitted transfers.

● We may discontinue, modify, or suspend this service at any time.

Name of Benefit [Text Block]	Portfolio Rebalancing
Pre-Authorized Withdrawals [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Pre-Authorized Withdrawals
Purpose of Benefit [Text Block]	Allows you to automatically take partial withdrawals from the Contract
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]

● Withdrawals can occur monthly, quarterly, semi-annually, or annually.

● Withdrawals will reduce Contract Value and may reduce benefits. The reduction to a benefit may be more than the amount withdrawn, and could terminate a benefit.

● Withdrawals may be subject to taxes and potential tax penalties.

● Only available prior to the Annuity Date.

● We may discontinue, modify, or suspend this service at any time.

Name of Benefit [Text Block]	Pre-Authorized Withdrawals
Return of Investment (ROI) Death Benefit II [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.15%
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Return of Investment (ROI)Death Benefit II
Purpose of Benefit [Text Block]	Provides a death benefit equal to the greater of the Contract Value or thetotal of all Purchase Payments adjusted for withdrawals.
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.15%
Brief Restrictions / Limitations [Text Block]	● Only available for Contracts issued

in California.

● Available only at Contract purchase.

● Must be 85 or younger on the Contract Date.

● Withdrawals (excluding withdrawals to pay advisory fees that are less than or equal to 1.5% of the Contract Value during the calendar year) made when the Contract Value is less than the Purchase Payments made will reduce the Total Adjusted Purchase Payments by an amount greater than the actual amount withdrawn.

● If an optional living benefit rider is also in effect, any withdrawals for advisory fees to your financial professional are limited to 1.5% of the Contract Value during the calendar year.

● This benefit terminates upon annuitization or when the Contract Value is reduced to zero.

	● May not voluntarily terminate the rider.
Name of Benefit [Text Block]	Return of Investment (ROI)Death Benefit II
Return of Investment (ROI) Death Benefit [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.15%
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Return of Investment (ROI) Death Benefit
Purpose of Benefit [Text Block]	Provides a death benefit equal to the greater of the Contract Value or the total of all Purchase Payments adjusted for withdrawals.
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.15%
Brief Restrictions / Limitations [Text Block]

● Not available for Contracts issued in California.

● Available only at Contract purchase

● Must be 85 or younger on the Contract Date.

● Certain ownership changes may reduce benefits.

● Withdrawals (excluding withdrawals to pay advisory fees that are less than or equal to 1.5% of the Contract Value during the calendar year) made when the Contract Value is less than the Purchase Payments made will reduce the Total Adjusted Purchase Payments by an amount greater than the actual amount withdrawn.

● If an optional living benefit rider is also in effect, any withdrawals for advisory fees to your financial professional are limited to 1.5% of the Contract Value during the calendar year.

● This benefit terminates upon annuitization or when the Contract Value is reduced to zero.

● May not voluntarily terminate the rider.

Name of Benefit [Text Block]	Return of Investment (ROI) Death Benefit
Risk of Loss [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]	Is There a Risk of Loss from Poor Performance?Yes. You can lose money by investing in the Contract, including 100% loss of principal and previous earnings.Principal Risks of Investing in the Contract
Not Short Term Investment Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]	Is This a Short-Term Investment?

No. This Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash. Amounts withdrawn from the Contract may result in taxes and tax penalties.

The benefits of tax deferral, long-term income, and living benefits are generally more beneficial to investors with a long-term investment horizon.

	Principal Risks of Investing in the Contract
Investment Options Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]	What Are the Risks Associated with the Investment Options?

An investment in this Contract is subject to the risk of poor investment performance and can vary depending on the performance of the Investment Options available under the Contract (e.g. Funds).

Each Investment Option will have its own unique risks.

You should review, working with your financial professional, the Investment Options before making an investment decision.

Principal Risks of Investing in the Contract

Appendix: Investment Options Available Under the Contract

Market Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]

Market Risk

You can lose money by investing in this Contract, including loss of principal. Your investment is subject to the risk of poor investment performance and can vary depending on the performance of the Investment Options you have chosen. Each Investment Option will have its own unique risks. The value of each Investment Option will fluctuate with the value of the investments it holds, and returns are not guaranteed. Certain Investment Options may use futures and options to reduce the portfolios’ equity exposure during periods when market indicators suggest high market volatility. This strategy is designed to reduce the risk of market losses from investing in equity securities. However, this strategy may result in periods of underperformance, including periods when specified benchmark indexes are appreciating but market volatility is high. As a result, your Contract Value may increase less than it would have without these defensive actions. You bear the risk of any Investment Option you choose.

You should read each Fund prospectus carefully before investing. You can obtain a Fund prospectus by contacting your financial professional or by visiting PacificLife.com/Prospectuses. No assurance can be given that a Fund will achieve its investment objectives. The risk could also have a significant negative impact on certain benefits and guarantees under the Contract. The Contract is not a deposit or obligation of, or guaranteed or endorsed by any bank. It is not federally insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other government agency.

Early Withdrawal Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]

Early Withdrawal Risks

This Contract is not suitable as short-term savings vehicle. This Contract may not be the right one for you if you need to withdraw money for short-term needs, because tax penalties for early withdrawal may apply. Additionally, since the benefits associated with the guaranteed minimum withdrawal benefit riders are not available until the Designated Life is 59½ years of age or older, early withdrawals may reduce or terminate the benefits associated with the riders.

An annuity contract may be appropriate if you are looking for retirement income or you want to meet other long-term financial objectives. Discuss with your financial professional whether a variable annuity, a living benefit rider, an optional death benefit rider and which underlying Investment Options are appropriate for you, taking into consideration your age, income, net worth, tax status, insurance needs, financial objectives, investment goals, liquidity needs, time horizon, risk tolerance and other relevant information. Together you can decide if a variable annuity is right for you. We are a variable annuity provider. We are not a fiduciary and therefore do not give advice or make recommendations regarding insurance or investment products.

Contract Benefits Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]

Contract Benefits Risk

Certain benefits under the Contract may limit the Investment Options that are available to you and failure to follow these restrictions may result in a failure to receive the benefits under your Contract. If you choose an optional living benefit rider, you must follow any investment allocation requirements for the rider during the entire time you own the rider. The allowable Investment Options may seek to minimize market risk, may reduce investment returns, and may reduce the likelihood that we will be required to make payments under the benefit. Withdrawals may reduce the value of a benefit by an amount greater than the value withdrawn, which could significantly reduce the value or even terminate the benefit.

The Contract offers dollar cost averaging, which neither assures a profit nor protects against a loss. Because systematic investing programs like dollar cost averaging involves continuous investing regardless of fluctuating price levels, you should carefully consider your tolerance to continue investing through periods of fluctuating prices. Also, you may miss out on potential growth if the market increases suddenly since systematic investing is spread out over time. The Contract also offers portfolio rebalancing services which allow you to automatically rebalance your values among Variable Investment Options based on percentages that you specify on a specific time frame (i.e. quarterly). Rebalancing may result in transferring out of a high performing Investment Option thereby reducing your potential for future growth. Similarly, rebalancing may result in transferring into an underperforming Investment Option.

We currently do not offer any asset allocation programs or models. We reserve the right to add an asset allocation model or program as an additional optional Investment Option in the future and add, remove or change allowable Investment Options at any time. Asset allocation, in general, is an investment strategy intended to optimize the selection of Investment Options for a given level of risk tolerance, in order to attempt to maximize returns and limit the effect of market volatility over the long term. There is no guarantee that an asset allocation model or program will not lose money or experience volatility. A model may fail to perform as intended, or may perform worse than any single Investment Option, asset class or different combination of Investment Options. In addition, the model is subject to all the risks associated with its underlying Investment Options.

Insurance Company Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]	What Are the Risks Related to the Insurance Company?Investment in the Contract is subject to the risks related to us, and any obligations, guarantees, or benefits are subject to our claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you. More information about us, including our financial strength ratings, is available upon request by calling (800) 722-4448 or visiting our website at www.PacificLife.com.Principal Risks of Investing in the Contract
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]

Insurance Company Risks

Investment in the Contract is subject to the risks related to us, and any obligations, guarantees, or benefits are backed by our claims paying ability and financial strength. You must look to our strength with regard to such guarantees. Your financial professional’s firm is not responsible for any Contract guarantees.

Contract Changes Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]

Contract Changes Risk

We reserve the right to remove or substitute Investment Options, stop accepting additional Purchase Payments, and impose investment restrictions or limitations on transfers. Certain optional benefits limit or restrict the Investment Options that you may select under the Contract. We may change these restrictions in the future. We may discontinue or modify certain services at any time. We may stop offering an optional benefit at any time for new sales.

Advisory Fees [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]

Advisory Fees

Authorized advisory fees to pay for advisory services from your financial professional are withdrawn from your Contract Value. Such withdrawals will reduce the death benefit under the Contract, may impact the benefits offered by an optional rider, and may be subject to federal and state income taxes and a 10% federal tax penalty.

Cybersecurity and Business Continuity Risks [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]

Cybersecurity and Business Continuity Risks

Our business relies heavily on the effective operation of our computer systems and networks, as well as those of our business partners and service providers. Consequently, we are potentially susceptible to operational and information security risks associated with the technologies, processes and procedures designed to protect networks, systems, computers, programs and information from cyber-attacks, operational failure, AI misuse, damage or unauthorized access. These risks include but are not limited to, theft, loss, misuse, corruption and destruction of information maintained online or digitally, denial of service on websites and other operational failures, and unauthorized disclosure of confidential, proprietary and customer information. Cyber-attacks affecting us, any third-party administrator, the underlying Funds, intermediaries, and other affiliated or third-party service providers may adversely affect us and your Contract Value.. For instance, cyber-attacks or operational incidents may interfere with Contract transaction processing, including the processing of orders from our website or with the underlying Funds; impact our ability to calculate Accumulated Unit Values, Subaccount Unit Values or an underlying Fund to calculate a net asset value; cause the disclosure and possible destruction of confidential, proprietary and customer information; impede order processing; subject us and/or our service providers and intermediaries to regulatory fines, litigation, loss of business, financial losses and reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying Funds invest, which may cause the Funds underlying your Contract to lose value. The digitalization, increased information availability, use of new and constantly evolving technologies, the increased sophistication and severity of cyber campaigns, and the heightened geopolitical risk and tension, continue to pose new and significant cybersecurity and operational risks and threats. While measures and controls have been adopted and are periodically reviewed and updated to mitigate cybersecurity and operational risks, there can be no guarantee or assurance that we, the underlying Funds, or our service providers will not suffer losses affecting your Contract due to cyber-attacks, operational incidents, misuse of AI, or information security breaches in the future.

We are also exposed to risks related to natural and man-made disasters or other events, including (but not limited to) earthquakes, fires, floods, storms, epidemics and pandemics (such as COVID-19), geopolitical tensions, armed conflicts, wars, terrorist acts, civil unrest, malicious acts and/or other events that could adversely affect our ability to conduct business. The risks from such events are common to all insurers. To mitigate such risks, we have business continuity plans in place that include remote workforces, remote system and telecommunication accessibility, and other plans to ensure availability of critical resources and business continuity during an event. Such events can also have an adverse impact on financial markets, U.S. and global economies, service providers, and Fund performance for the funds available through your Contract. There can be no assurance that we, the Funds, or our service providers will avoid such adverse impacts due to such events and some events may be beyond control and cannot be fully mitigated or foreseen.

Tax Consequences [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]

Tax Consequences

Non-Qualified and Qualified Contracts are available. You buy a Qualified Contract under a qualified retirement or pension plan, or some form of an individual retirement annuity or account (IRA). It is important to know that IRAs and Qualified Plans are already tax-deferred which means the tax deferral feature of a variable annuity does not provide a benefit in addition to that already offered by an IRA or Qualified Plan. An annuity contract should only be used to fund an IRA or Qualified Plan to benefit from the annuity’s features other than tax deferral. Withdrawals taken from a variable annuity prior to age 59½ may be subject to a tax penalty of 10% of the taxable portion, although there are exceptions to the tax penalty that may apply.

Please be aware that the sale or liquidation of any stock, bond, IRA, certificate of deposit, mutual fund, annuity or other asset to fund the purchase of this Contract may have tax consequences, early withdrawal penalties or other costs or penalties as a result of the sale or liquidation. You may want to consult independent legal or financial advice before selling or liquidating any assets prior to the purchase of this Contract.

Pacific Advisory Variable Annuity [Member]
Item 3. Key Information [Line Items]
Base Contract (of Average Annual Net Assets) (N-4) Minimum [Percent]	0.35%	[2],[11]
Base Contract (of Average Annual Net Assets) (N-4) Maximum [Percent]	0.45%	[11]
Investment Options (of Average Annual Net Assets) Minimum [Percent]	0.03%	[3]
Investment Options (of Average Annual Net Assets) Maximum [Percent]	1.35%	[3]
Optional Benefits Minimum [Percent]	0.15%	[4]
Optional Benefits Maximum [Percent]	1.35%	[4]
Base Contract (N-4) Footnotes [Text Block]	As a percentage of the average daily Variable Account Value. This percentage includes the Mortality and Expense Risk Charge and the Administrative Fee, and the Investment Platform Fee.The Mortality and Expense Risk Charge for contracts under $500,000 is 0.15%. The Mortality and Expense Risk Charge is reduced by 0.05% for the upcoming Contract quarter if the Contract Value is between $500,000 and $999,999.99. The Mortality and Expense Risk Charge is reduced by 0.10% for the upcoming Contract quarter if the Contract Value is equal to or greater than $1,000,000. The Contract Value is calculated on the later of the Issue Date or most recent Contract Quarterly Anniversary.
Lowest Annual Cost [Dollars]	$ 457.97
Highest Annual Cost [Dollars]	$ 2,888.68
Item 4. Fee Table [Line Items]
Other Transaction Fee (of Other Amount), Maximum [Percent]	0.15%
Pacific Advisory Variable Annuity [Member] | Portfolio Income Protector (Joint) [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.35%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.35%
Pacific Advisory Variable Annuity [Member] | Portfolio Income Protector (Single) [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.25%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.25%

[1]	As a percentage of the average daily Variable Account Value. This percentage includes the Mortality and Expense Risk Charge, the Administrative Fee, and the Investment Platform Fee. If your Contract was issued prior to September 2, 2025 your Mortality and Expense Risk Charge is 0.15%.
[2]	The Mortality and Expense Risk Charge for contracts under $500,000 is 0.15%. The Mortality and Expense Risk Charge is reduced by 0.05% for the upcoming Contract quarter if the Contract Value is between $500,000 and $999,999.99. The Mortality and Expense Risk Charge is reduced by 0.10% for the upcoming Contract quarter if the Contract Value is equal to or greater than $1,000,000. The Contract Value is calculated on the later of the Issue Date or most recent Contract Quarterly Anniversary.
[3]	As a percentage of Fund net assets.
[4]	As a percentage of the Protected Payment Base (for an optional living benefit) and average daily Variable Account Value (for an optional death benefit).
[5]	As a percentage of the average daily Variable Account Value. This percentage includes the Mortality and Expense Risk Charge, the Administrative Fee, and the Investment Platform Fee. For Contracts issued on and after September 2, 2025, the Mortality and Expense Risk Charge percentage may decrease or increase based on your Contract Value. The Mortality and Expense Risk Charge, the Administrative Fee, and the Investment Platform Fee will stop at the Annuity Date if you select fixed annuity payments. See the Mortality and Expense Risk Charge and Administrative Fee sections for more information.

[6]	To help limit Fund expenses, Fund advisers have contractually agreed to reduce investment advisory fees or otherwise reimburse certain of their Funds which reflect temporary fee reductions. There can be no assurance that Fund expense waivers or reimbursements will be extended beyond their current terms as outlined in each Fund prospectus, and they may not cover certain expenses such as extraordinary expenses. See each Fund prospectus for complete information regarding these arrangements.
[7]	Effective December 2, 2024, transfer requests and premium allocations designated to the PIMCO VIT Emerging Markets Bond and the PIMCO VIT Long-Term US Government, Investment Options will no longer be accepted.
[8]	Effective May 12, 2026, Vanguard VIF Capital Growth Portfolio will be named Vanguard VIF PRIMECAP Portfolio.
[9]	Transfer requests and premium allocations designated to this Investment Option will no longer be accepted.
[10]	The current charge for new elections for these riders is disclosed in a Rate Sheet Prospectus Supplement.
[11]	As a percentage of the average daily Variable Account Value. This percentage includes the Mortality and Expense Risk Charge and the Administrative Fee, and the Investment Platform Fee.